The Income Fund of America®
Investment portfolio
October 31, 2020
unaudited
Common stocks 68.21% Information technology 9.36%	Shares	Value (000)
Microsoft Corp.	11,886,554	$2,406,671
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	140,735,500	2,123,981
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,855,000	155,579
Broadcom Inc.	5,240,912	1,832,380
QUALCOMM Inc.	7,571,000	933,959
Texas Instruments Inc.	5,015,000	725,119
International Business Machines Corp.	3,855,000	430,449
NortonLifeLock Inc.	18,483,359	380,203
Tokyo Electron Ltd.[1]	740,000	198,334
Vanguard International Semiconductor Corp.[1]	43,674,886	142,744
Paychex, Inc.	1,657,000	136,288
Western Union Company	4,730,121	91,953
Intel Corp.	2,000,000	88,560
Edenred SA1	1,774,774	82,872
Maxim Integrated Products, Inc.	960,000	66,864
Cisco Systems, Inc.	1,100,000	39,490
		9,835,446
Financials 9.29%
JPMorgan Chase & Co.	21,619,000	2,119,527
CME Group Inc., Class A	9,740,400	1,468,073
Zurich Insurance Group AG1	1,685,000	557,953
BlackRock, Inc.	901,900	540,427
B3 SA - Brasil, Bolsa, Balcao	59,544,900	529,765
PNC Financial Services Group, Inc.	4,414,500	493,894
Synchrony Financial	14,748,551	369,009
The Blackstone Group Inc., Class A	7,209,252	363,490
Progressive Corp.	3,299,105	303,188
KeyCorp	22,857,000	296,684
Bank of Nova Scotia (CAD denominated)	7,050,000	292,890
Citigroup Inc.	5,770,000	238,993
Toronto-Dominion Bank (CAD denominated)	5,062,647	223,360
Ares Management Corp., Class A	5,143,000	217,549
Regions Financial Corp.	15,865,000	211,005
Apollo Global Management, Inc., Class A	5,380,000	198,307
Truist Financial Corp.	3,804,000	160,224
Carlyle Group Inc.	5,793,649	144,378
Bank of America Corp.	5,320,000	126,084
BB Seguridade Participações SA	29,094,000	120,068
Macquarie Group Ltd.[1]	1,282,000	114,659
Power Corp. of Canada, subordinate voting shares	5,841,000	111,226
CIT Group Inc.	3,420,423	100,731
Legal & General Group PLC[1]	30,890,000	74,264
Principal Financial Group, Inc.	1,500,000	58,830
Hang Seng Bank Ltd.[1]	3,791,000	58,321
Sberbank of Russia PJSC (ADR)[1]	5,671,000	57,308
AXA SA1	3,345,000	54,039
The Income Fund of America — Page 1 of 45

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Ping An Insurance (Group) Company of China, Ltd., Class H1	4,977,500	$51,098
Manulife Financial Corp.	3,395,000	46,021
BOC Hong Kong (Holdings) Ltd.[1]	16,040,000	44,510
The Bank of N.T. Butterfield & Son Ltd.	300,000	7,938
St. James’s Place PLC[1]	466,000	5,449
AURELIUS Equity Opportunities SE & Co. KGaA, non-registered shares[1,2,3]	150,000	2,112
		9,761,374
Health care 8.71%
Pfizer Inc.	57,010,000	2,022,715
AstraZeneca PLC[1]	16,769,000	1,687,919
GlaxoSmithKline PLC[1]	61,003,000	1,017,787
Gilead Sciences, Inc.	14,386,000	836,546
Merck & Co., Inc.	9,220,993	693,511
Novartis AG1	8,712,000	679,937
Johnson & Johnson	4,085,000	560,094
CVS Health Corp.	8,482,349	475,775
Bristol-Myers Squibb Co.	6,955,000	406,520
Takeda Pharmaceutical Company, Ltd.[1]	5,611,000	173,645
AbbVie Inc.	1,792,600	152,550
Roche Holding AG, nonvoting, non-registered shares[1]	450,000	144,457
Bayer AG1	2,789,000	131,074
Sanofi[1]	1,419,000	128,277
Rotech Healthcare Inc.[1,2,4,5,6]	543,172	31,504
Advanz Pharma Corp. Ltd.[2,6]	961,943	4,684
Advanz Pharma Corp. Ltd.[2]	223,343	1,088
		9,148,083
Consumer staples 8.28%
Philip Morris International Inc.	27,383,500	1,944,776
Altria Group, Inc.	30,002,000	1,082,472
Procter & Gamble Company	6,514,000	893,069
General Mills, Inc.	14,899,500	880,859
British American Tobacco PLC[1]	26,155,300	831,004
Coca-Cola Company	14,386,000	691,391
Kellogg Co.	10,740,000	675,439
Unilever PLC[1]	10,095,000	575,617
Unilever PLC (ADR)[3]	900,000	51,147
Nestlé SA1	4,237,617	476,111
Archer Daniels Midland Company	5,292,000	244,702
Colgate-Palmolive Company	1,669,519	131,708
Conagra Brands, Inc.	2,548,100	89,413
Walgreens Boots Alliance, Inc.	2,186,000	74,412
Kraft Heinz Company	1,010,000	30,896
Anheuser-Busch InBev SA/NV1	514,762	26,731
		8,699,747
Industrials 7.19%
Lockheed Martin Corp.	4,081,000	1,428,880
United Parcel Service, Inc., Class B	5,100,000	801,261
Emerson Electric Co.	9,171,070	594,194
Illinois Tool Works Inc.	3,016,000	590,774
PACCAR Inc.	6,470,200	552,426
Norfolk Southern Corp.	2,532,453	529,587
BAE Systems PLC[1]	98,010,000	504,199
The Income Fund of America — Page 2 of 45

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Kone OYJ, Class B1	6,265,000	$498,808
Honeywell International Inc.	2,528,500	417,076
Hubbell Inc.	2,580,000	375,416
AB Volvo, Class B1,2	19,230,000	374,415
Raytheon Technologies Corp.	5,229,000	284,039
Watsco, Inc.	565,000	126,639
Johnson Controls International PLC	2,833,000	119,581
ManpowerGroup Inc.	1,620,000	109,949
Cummins Inc.	300,000	65,967
Caterpillar Inc.	400,000	62,820
General Dynamics Corp.	400,000	52,532
Associated Materials Group Inc.[1,2,4,5]	8,173,633	49,614
Coor Service Management Holding AB1,2	1,200,000	7,729
Eaton Corp. PLC	53,100	5,511
		7,551,417
Real estate 6.42%
Crown Castle International Corp. REIT	9,804,955	1,531,534
Digital Realty Trust, Inc. REIT	10,449,000	1,507,791
Gaming and Leisure Properties, Inc. REIT[4]	13,727,471	498,994
Iron Mountain Inc. REIT[4]	18,660,000	486,280
Prologis, Inc. REIT	4,366,000	433,107
Public Storage REIT	1,618,500	370,750
Shimao Group Holdings Ltd.[1]	71,784,000	253,402
Camden Property Trust REIT	2,580,285	238,005
China Overseas Land & Investment Ltd.[1]	83,661,321	209,473
American Tower Corp. REIT	842,000	193,365
Longfor Group Holdings Ltd.[1]	29,723,000	162,715
Link Real Estate Investment Trust REIT[1]	20,108,733	153,554
Lamar Advertising Co. REIT, Class A	2,353,322	145,812
MGM Growth Properties LLC REIT, Class A	4,443,000	117,517
Extra Space Storage Inc. REIT	983,000	113,979
CIFI Holdings (Group) Co. Ltd.[1]	155,720,437	107,792
Simon Property Group, Inc. REIT	1,693,500	106,369
Federal Realty Investment Trust REIT	800,000	55,024
Equity Residential REIT	863,800	40,581
Samhallsbyggnadsbolaget i Norden AB, Class B1	3,544,000	9,775
Brookfield Property Partners LP	550,000	7,639
Selvaag Bolig ASA[1]	845,000	4,217
Shimao Services Holdings Ltd.[2]	1,176,786	2,520
		6,750,195
Utilities 5.22%
Enel SpA[1]	160,187,535	1,275,790
DTE Energy Company	8,560,530	1,056,541
AES Corp.[4]	37,259,200	726,554
Brookfield Infrastructure Partners LP4	16,233,823	694,534
Public Service Enterprise Group Inc.	9,169,000	533,177
Duke Energy Corp.	3,910,000	360,150
American Electric Power Company, Inc.	2,000,000	179,860
Dominion Energy, Inc.	2,070,595	166,352
National Grid PLC[1]	10,035,000	119,440
Guangdong Investment Ltd.[1]	76,324,000	113,048
EDP - Energias de Portugal, SA1	14,491,732	71,329
ContourGlobal PLC[1]	23,572,914	59,295
The Income Fund of America — Page 3 of 45

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
Southern Co.	1,000,000	$57,450
Xcel Energy Inc.	598,382	41,905
SSE PLC[1]	1,694,149	27,552
Brookfield Infrastructure Corp., Class A, subordinate voting shares[3]	27,778	1,516
Vistra Corp.	69,735	1,211
		5,485,704
Materials 4.17%
Rio Tinto PLC[1]	14,577,600	826,098
Air Products and Chemicals, Inc.	2,696,571	744,901
Dow Inc.	13,508,000	614,479
Packaging Corp. of America	3,801,566	435,241
LyondellBasell Industries NV	5,689,000	389,412
BASF SE1	5,500,000	301,598
Huntsman Corp.	6,800,000	165,172
Vale SA, ordinary nominative	14,920,000	157,444
Polymetal International PLC[1]	7,203,000	153,384
WestRock Co.	4,000,000	150,200
BHP Group PLC[1]	7,293,800	141,557
CF Industries Holdings, Inc.	4,850,000	133,908
Nucor Corp.	2,360,000	112,714
Fortescue Metals Group Ltd.[1]	4,300,000	52,723
		4,378,831
Consumer discretionary 3.75%
Home Depot, Inc.	4,423,500	1,179,792
Target Corp.	6,355,500	967,434
Restaurant Brands International Inc.	8,417,000	437,684
Darden Restaurants, Inc.	3,346,000	307,564
General Motors Company	7,544,500	260,512
Las Vegas Sands Corp.	3,967,000	190,654
Domino’s Pizza Group PLC[1,4]	30,671,123	131,754
Industria de Diseño Textil, SA1	4,560,000	112,836
Wynn Macau, Ltd.[1,2]	80,384,000	111,073
Sands China Ltd.[1]	25,097,800	87,965
Peugeot SA1,2	4,760,000	85,623
Hasbro, Inc.	750,000	62,040
NMG Parent LLC[2]	61,091	4,276
NMG Parent LLC[1,2,5,7]	6,165	302
MYT Holding Co., Class B1,2	2,070,419	1,242
		3,940,751
Communication services 3.68%
Verizon Communications Inc.	32,518,200	1,853,212
SoftBank Corp.[1,3]	77,981,065	905,339
Koninklijke KPN NV1,4	214,668,139	580,203
Advanced Info Service PCL, foreign registered[1]	33,110,000	183,736
HKBN Ltd.[1,4]	66,072,000	114,281
BCE Inc. (CAD denominated)	2,442,600	98,159
TELUS Corp.	5,670,590	96,957
Shaw Communications Inc., Class B, nonvoting shares	2,014,178	33,184
Cumulus Media Inc., Class A2,3	217,442	1,100
iHeartMedia, Inc., Class A2	64,955	534
The Income Fund of America — Page 4 of 45

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Clear Channel Outdoor Holdings, Inc.[2]	152,827	$137
Adelphia Recovery Trust, Series ACC-1[1,2,5]	9,913,675	6
		3,866,848
Energy 2.14%
Chevron Corp.	10,063,500	699,413
TC Energy Corp. (CAD denominated)	11,560,000	455,007
BP PLC[1]	95,217,000	243,518
BP PLC (ADR)	1,014,660	15,707
Enbridge Inc.	6,993,920	192,752
Valero Energy Corp.	4,055,000	156,564
Baker Hughes Co., Class A	9,655,000	142,604
Inter Pipeline Ltd.[3]	13,457,680	119,799
ConocoPhillips	2,400,000	68,688
Diamondback Energy, Inc.	1,852,000	48,078
Exxon Mobil Corp.	1,096,000	35,752
Ascent Resources - Utica, LLC, Class A1,2,4,5,6	110,214,618	23,145
Helmerich & Payne, Inc.	1,360,000	20,223
Rattler Midstream LP	2,859,750	16,787
Canadian Natural Resources, Ltd. (CAD denominated)	354,000	5,633
Tribune Resources, LLC[1,2,5]	3,935,815	3,542
Denbury Inc.[2,7]	149,477	2,480
Weatherford International[2,3]	1,172,205	2,450
Whiting Petroleum Corp.[2,3]	82,807	1,209
McDermott International, Inc.[2]	156,914	267
Mesquite Energy, Inc.[1,2,5]	25,913	155
Tapstone Energy, LLC[1,2,5,7]	66,043	1
Sable Permian Resources, LLC, unit[1,2,5]	96,515,980	—[8]
		2,253,774
Total common stocks (cost: $56,426,132,000)		71,672,170
Preferred securities 0.30% Financials 0.21%
Citigroup Inc., 7.681% preferred shares	2,245,277	61,521
Citigroup Inc., Series K, noncumulative, preferred depositary shares	2,145,767	59,523
PNC Financial Services Group, Inc., Series P, noncumulative, preferred depositary shares	2,000,000	53,420
Goldman Sachs Group, Inc., Series J, 5.50% preferred depositary shares	1,200,000	31,452
Wells Fargo & Company, Series Q, Class A, 5.85% noncumulative, preferred depositary shares	555,913	14,393
		220,309
Information technology 0.09%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	2,140,000	94,952
Consumer discretionary 0.00%
MYT Holding LLC, preferred shares, Series A2	1,683,792	1,625
Total preferred securities (cost: $283,805,000)		316,886
Rights & warrants 0.00% Consumer discretionary 0.00%
NMG Parent LLC, warrants, expires 2027[1,2]	75,844	273
The Income Fund of America — Page 5 of 45

unaudited
Rights & warrants (continued) Energy 0.00%	Shares	Value (000)
McDermott International, Inc., warrants, expire 2027[1,2]	663,191	$3
Tribune Resources, LLC, Class A, warrants, expire 2023[1,2,5]	1,778,694	—[8]
Tribune Resources, LLC, Class B, warrants, expire 2023[1,2,5]	1,383,428	—[8]
Tribune Resources, LLC, Class C, warrants, expire 2023[1,2,5]	948,600	—[8]
		3
Total rights & warrants (cost: $1,243,000)		276
Convertible stocks 1.11% Health care 0.52%
Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022[4]	150,000	235,484
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[4]	82,100	109,541
Becton, Dickinson and Co., Series B, convertible preferred shares, 6.00% 2023	2,950,000	153,636
Boston Scientific Corp., Series A, convertible preferred shares, 5.50% 2023	449,460	46,555
		545,216
Utilities 0.23%
NextEra Energy, Inc., units, convertible preferred shares, 5.279% 2023[4]	3,420,300	169,134
DTE Energy Company, convertible preferred units, 6.25% 2022	902,600	42,945
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	600,000	32,124
		244,203
Information technology 0.17%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	150,000	178,498
Financials 0.08%
KKR & Co. Inc., Series C, convertible preferred shares, 6.00%[4]	1,693,425	88,126
		88,126
Consumer discretionary 0.08%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023[4]	700,288	84,315
Consumer staples 0.03%
Bunge Ltd., convertible preferred shares, 4.875%	322,700	32,873
Total convertible stocks (cost: $1,009,612,000)		1,173,231
Convertible bonds & notes 0.00% Energy 0.00%	Principal amount (000)
Mesquite Energy Inc. 15.00% 2023[1,5,7]	$ 461	461
Total convertible bonds & notes (cost: $461,000)		461
Bonds, notes & other debt instruments 26.63% Corporate bonds, notes & loans 15.01% Financials 2.49%
ACE INA Holdings Inc. 2.30% 2020	4,485	4,485
ACE INA Holdings Inc. 2.875% 2022	765	800
ACE INA Holdings Inc. 3.35% 2026	765	864
Advisor Group Holdings, LLC 6.25% 2028[7]	21,370	20,889
The Income Fund of America — Page 6 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
AerCap Holdings NV 4.50% 2023	$10,000	$10,392
AerCap Holdings NV 6.50% 2025	4,315	4,753
AG Merger Sub II, Inc. 10.75% 2027[7]	25,290	25,427
Alliant Holdings Intermediate, LLC 6.75% 2027[7]	22,331	23,485
Ally Financial Inc. 4.25% 2021	21,955	22,299
Ally Financial Inc. 8.00% 2031	13,370	18,484
Ally Financial Inc. 8.00% 2031	4,276	5,840
American International Group, Inc. 2.50% 2025	25,000	26,857
American International Group, Inc. 3.40% 2030	12,000	13,380
American International Group, Inc. 4.375% 2050	10,183	12,227
AssuredPartners, Inc. 8.00% 2027[7]	17,850	19,055
AXA Equitable Holdings, Inc. 5.00% 2048	4,400	5,261
Bank of America Corp. 5.00% 2021	3,500	3,587
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[9]	10,750	11,353
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[9]	7,500	7,512
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[9]	28,476	28,649
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[9]	15,943	17,729
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[9]	38,982	38,512
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[9]	35,346	34,960
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[9]	5,967	6,191
Bank of Nova Scotia 1.625% 2023	8,000	8,218
Berkshire Hathaway Finance Corp. 4.20% 2048	9,020	11,307
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[7,9]	5,750	6,086
BNP Paribas 3.375% 2025[7]	22,125	24,035
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[7,9]	22,950	23,757
CIT Group Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[9]	11,575	12,024
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[9]	21,520	23,264
Citigroup Inc. 4.60% 2026	3,875	4,469
Citigroup Inc. 3.668% 2028[9]	2,100	2,352
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[9]	7,012	7,536
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[9]	43,558	45,383
Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[9]	8,800	10,440
Citigroup Inc., Series A, junior subordinated, 5.95% (3-month USD-LIBOR + 4.068% on 1/30/2023)[9]	100	104
CME Group Inc. 3.75% 2028	6,875	8,062
Commonwealth Bank of Australia 3.35% 2024	800	874
Commonwealth Bank of Australia 3.35% 2024[7]	675	738
Compass Diversified Holdings 8.00% 2026[7]	41,728	44,023
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[7,9]	10,675	10,946
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[7,9]	4,750	4,958
Credit Suisse Group AG 3.80% 2023	14,925	16,064
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[7,9]	1,275	1,338
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[7,9]	13,800	14,258
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[7,9]	1,975	2,199
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[7,9]	10,408	11,955
Danske Bank AS 3.875% 2023[7]	9,604	10,332
Deutsche Bank AG 3.15% 2021	8,452	8,494
Deutsche Bank AG 3.375% 2021	1,825	1,846
Deutsche Bank AG 4.25% 2021	29,900	30,139
Deutsche Bank AG 4.25% 2021	725	746
Deutsche Bank AG 3.30% 2022	460	478
Deutsche Bank AG 5.00% 2022	3,875	4,060
Deutsche Bank AG 3.95% 2023	5,795	6,108
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[9]	21,775	22,031
Deutsche Bank AG 3.70% 2024	9,475	10,036
The Income Fund of America — Page 7 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Deutsche Bank AG 3.70% 2024	$3,175	$3,374
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[9]	103,236	110,481
Deutsche Bank AG 4.10% 2026	33,123	35,648
Deutsche Bank AG 4.10% 2026	834	901
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[9]	6,450	6,518
Fairstone Financial Inc. 7.875% 2024[7]	14,921	15,339
FS Energy and Power Fund 7.50% 2023[7]	28,615	25,613
GE Capital Funding, LLC 4.05% 2027[7]	12,418	13,488
GE Capital Funding, LLC 4.40% 2030[7]	23,000	25,084
Goldman Sachs Group, Inc. 5.75% 2022	20,000	21,293
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[9]	10,904	11,329
Goldman Sachs Group, Inc. 3.272% 2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)[9]	3,279	3,557
Goldman Sachs Group, Inc. 3.691% 2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)[9]	8,000	9,018
Groupe BPCE SA 5.70% 2023[7]	21,170	23,771
Groupe BPCE SA 5.15% 2024[7]	13,815	15,512
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[7,9]	6,925	6,977
HSBC Holdings PLC 4.25% 2024	9,000	9,760
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[9]	14,000	14,312
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[9]	5,750	6,643
HUB International Ltd. 7.00% 2026[7]	28,461	29,201
HUB International Ltd., Term Loan B, (1-month USD-LIBOR + 4.00%) 5.00% 2025[10,11]	5,955	5,945
Icahn Enterprises Finance Corp. 6.25% 2022	29,020	29,157
Icahn Enterprises Finance Corp. 5.25% 2027	5,230	5,428
Intercontinentalexchange, Inc. 2.65% 2040	12,025	12,098
Intesa Sanpaolo SpA 6.50% 2021[7]	3,600	3,660
Intesa Sanpaolo SpA 3.125% 2022[7]	11,300	11,639
Intesa Sanpaolo SpA 3.375% 2023[7]	9,360	9,747
Intesa Sanpaolo SpA 3.25% 2024[7]	1,730	1,825
Intesa Sanpaolo SpA 5.017% 2024[7]	149,555	157,902
Intesa Sanpaolo SpA 5.71% 2026[7]	43,165	47,045
Intesa Sanpaolo SpA 3.875% 2027[7]	9,300	10,031
Intesa Sanpaolo SpA 3.875% 2028[7]	2,820	3,072
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[9]	5,400	5,786
JPMorgan Chase & Co. 3.875% 2024	450	498
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[9]	800	842
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[9]	68,031	70,635
JPMorgan Chase & Co. 2.182% 2028 (USD-SOFR + 1.89% on 6/1/2027)[9]	12,975	13,534
JPMorgan Chase & Co. 3.54% 2028 (3-month USD-LIBOR + 1.38% on 5/1/2027)[9]	1,013	1,138
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[9]	11,988	12,649
JPMorgan Chase & Co., Series I, junior subordinated, 3.684% (3-month USD-LIBOR + 3.47%)[9]	36,549	34,524
JPMorgan Chase & Co., Series Z, junior subordinated, 4.051% (3-month USD-LIBOR + 3.80% on 2/1/2021)[9]	30,000	29,447
JPMorgan Chase & Co., Series S, junior subordinated, 6.75% (3-month USD-LIBOR + 3.78% on 2/1/2024)[9]	25,901	28,327
Ladder Capital Corp. 4.25% 2027[7]	10,834	9,398
Liberty Mutual Group Inc. 4.25% 2023[7]	971	1,064
Liberty Mutual Group Inc. 4.569% 2029[7]	3,429	4,140
Lloyds Banking Group PLC 4.05% 2023	6,000	6,519
Lloyds Banking Group PLC 4.582% 2025	7,000	7,772
Lloyds Banking Group PLC 2.438% 2026 (UST Yield Curve Rate T Note Constant Maturity 1-year + 1.00% on 2/5/2025)[9]	5,600	5,842
Lloyds Banking Group PLC 4.375% 2028	3,950	4,585
LPL Financial Holdings Inc. 4.625% 2027[7]	30,125	30,972
The Income Fund of America — Page 8 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
MGIC Investment Corp. 5.25% 2028	$5,075	$5,224
Mitsubishi UFJ Financial Group, Inc. 1.412% 2025	11,275	11,468
Mizuho Financial Group, Ltd. 0.849% 2024 (3-month USD-LIBOR + 0.61% on 9/8/2023)[9]	15,325	15,299
Mizuho Financial Group, Ltd. 1.979% 2031 (3-month USD-LIBOR + 1.27% on 9/8/2030)[9]	12,000	11,861
Morgan Stanley 3.70% 2024	600	667
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[9]	16,200	17,316
MSCI Inc. 5.375% 2027[7]	10,775	11,529
MSCI Inc. 4.00% 2029[7]	19,500	20,384
MSCI Inc. 3.875% 2031[7]	12,600	13,183
National Financial Partners Corp. 6.875% 2028[7]	15,185	14,748
National Rural Utilities Cooperative Finance Corp. 3.70% 2029	3,520	4,104
Nationwide Mutual Insurance Co. (3-month USD-LIBOR + 2.29%) 2.54% 2024[7,11]	8,150	8,148
Navient Corp. 6.50% 2022	10,790	11,033
Navient Corp. 5.50% 2023	52,135	52,168
Navient Corp. 7.25% 2023	2,700	2,837
Navient Corp. 5.875% 2024	1,665	1,657
Navient Corp. 6.125% 2024	29,925	30,392
Navient Corp. 5.00% 2027	16,025	14,987
Navient Corp. 5.625% 2033	10,990	9,442
Owl Rock Capital Corp. 4.625% 2024[7]	9,285	9,348
Owl Rock Capital Corp. 3.75% 2025	12,173	12,146
Owl Rock Capital Corp. 4.00% 2025	449	450
PNC Financial Services Group, Inc. 2.854% 2022[9]	8,395	8,806
PNC Financial Services Group, Inc. 3.90% 2024	3,000	3,307
PNC Financial Services Group, Inc., Series O, junior subordinated, 6.75% (3-month USD-LIBOR + 3.678% on 8/1/2021)[9]	80	82
Prudential Financial, Inc. 4.35% 2050	7,000	8,378
Prudential Financial, Inc., junior subordinated, 5.625% 2043 (3-month USD-LIBOR + 3.92% on 6/15/2023)[9]	1,850	1,975
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[9]	4,000	4,542
Rabobank Nederland 2.75% 2022	2,825	2,908
Rabobank Nederland 4.375% 2025	9,000	10,188
Royal Bank of Canada 3.20% 2021	15,850	16,080
Royal Bank of Canada 1.15% 2025	12,367	12,580
Santander Holdings USA, Inc. 4.45% 2021	8,500	8,831
Santander Holdings USA, Inc. 3.70% 2022	10,500	10,885
Santander Holdings USA, Inc. 3.40% 2023	12,500	13,127
Santander Holdings USA, Inc. 3.50% 2024	11,250	12,120
Springleaf Finance Corp. 6.125% 2024	22,825	24,022
Starwood Property Trust, Inc. 3.625% 2021	11,360	11,367
Starwood Property Trust, Inc. 5.00% 2021	30,616	30,539
Starwood Property Trust, Inc. 5.50% 2023[7]	3,810	3,781
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)[7,9]	3,800	4,375
Synchrony Financial 2.85% 2022	7,075	7,302
Synchrony Financial 4.375% 2024	5,095	5,560
The Edelman Financial Center LLC, Term Loan, (3-month USD-LIBOR + 6.75%) 6.902% 2026[1,10,11]	18,500	18,130
Toronto-Dominion Bank 0.75% 2025	6,575	6,541
Toronto-Dominion Bank 1.15% 2025	28,000	28,446
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 8.00%) 9.00% 2025[10,11]	5,509	5,215
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 5.00%) 5.22% 2026[10,11]	5,999	3,190
U.S. Bancorp 3.70% 2024	10,000	10,955
U.S. Bancorp 2.375% 2026	6,000	6,487
UBS Group AG 4.125% 2025[7]	4,425	5,037
The Income Fund of America — Page 9 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
UBS Group AG 1.364% 2027 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.08% on 1/30/2026)[7,9]	$4,000	$3,991
UniCredit SpA 3.75% 2022[7]	27,048	27,998
UniCredit SpA 6.572% 2022[7]	42,725	45,216
UniCredit SpA 4.625% 2027[7]	1,730	1,942
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[7,9]	35,929	37,997
UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)[7,9]	21,044	24,111
UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)[7,9]	1,260	1,275
Wells Fargo & Company 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/15/2027)[9]	281	312
Wells Fargo & Company 4.60% 2021	25,000	25,444
Wells Fargo & Company 1.654% 2024 (USD-SOFR + 1.60% on 6/2/2023)[9]	16,775	17,151
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.82% on 10/30/2024)[9]	25,175	26,470
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[9]	23,636	24,569
Wells Fargo & Company 2.188% 2026 (USD-SOFR + 2.00% on 4/30/2025)[9]	26,158	27,224
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[9]	11,675	12,124
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[9]	10,090	10,728
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[9]	40,804	42,546
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[9]	12,137	16,401
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)[9]	7,000	7,219
		2,620,556
Consumer discretionary 2.01%
Adient US LLC 9.00% 2025[7]	2,298	2,530
Allied Universal Holdco LLC 6.625% 2026[7]	16,985	17,792
Allied Universal Holdco LLC 9.75% 2027[7]	21,000	22,433
Amazon.com, Inc. 2.70% 2060	8,300	8,464
Boyd Gaming Corp. 8.625% 2025[7]	1,765	1,934
Boyd Gaming Corp. 4.75% 2027	18,340	17,874
Caesars Entertainment, Inc. 6.25% 2025[7]	13,195	13,564
Caesars Resort Collection, LLC 5.75% 2025[7]	5,020	5,155
Carnival Corp. 11.50% 2023[7]	27,245	30,145
Cedar Fair LP/Canadas Wonderland Co/Magnum Management Corp/Millennium Operations LLC, 5.50% 2025[7]	14,400	14,598
Cedar Fair, LP 5.25% 2029	6,275	5,705
Churchill Downs Inc. 4.75% 2028[7]	18,595	18,917
Cirsa Gaming Corp. SA 7.875% 2023[7]	1,770	1,615
DaimlerChrysler North America Holding Corp. 3.40% 2022[7]	850	881
DaimlerChrysler North America Holding Corp. 1.75% 2023[7]	17,000	17,359
DaimlerChrysler North America Holding Corp. 3.65% 2024[7]	9,360	10,160
DaimlerChrysler North America Holding Corp. 3.30% 2025[7]	2,000	2,182
Dana Inc. 5.625% 2028	15,970	16,790
Ford Motor Co. 8.50% 2023	12,074	13,346
Ford Motor Co. 9.00% 2025	4,696	5,530
Ford Motor Credit Co. 2.343% 2020	16,295	16,295
Ford Motor Credit Co. 3.20% 2021	11,630	11,652
Ford Motor Credit Co. 3.336% 2021	10,000	10,012
Ford Motor Credit Co. 3.47% 2021	291	292
Ford Motor Credit Co. 5.085% 2021	1,565	1,600
Ford Motor Credit Co. 5.875% 2021	750	767
Ford Motor Credit Co. 3.087% 2023	81,124	80,465
Ford Motor Credit Co. 3.096% 2023	43,399	42,911
Ford Motor Credit Co. 4.14% 2023	6,025	6,085
Ford Motor Credit Co. 4.375% 2023	17,336	17,663
The Income Fund of America — Page 10 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co. 3.664% 2024	$39,366	$39,099
Ford Motor Credit Co. 3.81% 2024	30,836	30,838
Ford Motor Credit Co. 4.063% 2024	10,000	10,040
Ford Motor Credit Co. 5.584% 2024	19,490	20,510
Ford Motor Credit Co. 5.125% 2025	61,935	64,632
Ford Motor Credit Co. 4.542% 2026	5,590	5,695
Ford Motor Credit Co. 3.815% 2027	6,025	5,833
Ford Motor Credit Co. LLC 4.125% 2027	41,335	40,767
Ford Motor Credit Co. 4.271% 2027	40,825	40,851
Ford Motor Credit Co. 5.113% 2029	26,719	27,788
General Motors Company 5.40% 2023	1,066	1,180
General Motors Company 4.35% 2025	6,329	6,924
General Motors Company 6.125% 2025	10,602	12,438
General Motors Company 6.80% 2027	2,330	2,862
General Motors Company 5.00% 2035	11,070	12,287
General Motors Company 6.60% 2036	17,899	22,461
General Motors Company 6.25% 2043	11,362	13,947
General Motors Company 5.20% 2045	9,470	10,550
General Motors Company 6.75% 2046	21,033	27,127
General Motors Company 5.40% 2048	1,150	1,310
General Motors Company 5.95% 2049	19,326	23,578
General Motors Financial Co. 3.15% 2022	75	77
General Motors Financial Co. 3.45% 2022	3,500	3,593
General Motors Financial Co. 3.55% 2022	8,518	8,850
General Motors Financial Co. 3.25% 2023	16,226	16,827
General Motors Financial Co. 3.70% 2023	5,111	5,374
General Motors Financial Co. 5.20% 2023	22,663	24,604
General Motors Financial Co. 3.50% 2024	9,404	9,965
General Motors Financial Co. 5.10% 2024	10,611	11,642
General Motors Financial Co. 2.75% 2025	6,908	7,138
General Motors Financial Co. 4.00% 2025	1,760	1,888
General Motors Financial Co. 4.30% 2025	534	583
General Motors Financial Co. 4.00% 2026	2,000	2,172
General Motors Financial Co. 5.25% 2026	4,938	5,631
General Motors Financial Co. 2.70% 2027	12,000	12,118
Hanesbrands Inc. 4.625% 2024[7]	16,350	17,060
Hanesbrands Inc. 5.375% 2025[7]	7,170	7,555
Hanesbrands Inc. 4.875% 2026[7]	33,027	35,761
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625% 2025[7]	7,330	7,425
Hilton Worldwide Holdings Inc. 5.125% 2026	7,150	7,265
Hilton Worldwide Holdings Inc. 4.875% 2030	16,185	16,681
Home Depot, Inc. 3.90% 2028	1,150	1,368
Home Depot, Inc. 2.95% 2029	10,700	12,031
Home Depot, Inc. 5.95% 2041	12,500	18,758
Home Depot, Inc. 4.50% 2048	601	798
Hyundai Capital America 3.45% 2021[7]	21,325	21,526
Hyundai Capital America 3.75% 2021[7]	5,000	5,096
Hyundai Capital America 2.85% 2022[7]	8,235	8,525
Hyundai Capital America 3.10% 2022[7]	9,720	10,012
Hyundai Capital America 3.25% 2022[7]	11,817	12,307
Hyundai Capital America 3.95% 2022[7]	8,000	8,294
Hyundai Capital America 1.25% 2023[7]	7,561	7,585
Hyundai Capital America 2.375% 2023[7]	21,815	22,453
Hyundai Capital America 5.75% 2023[7]	5,000	5,545
The Income Fund of America — Page 11 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hyundai Capital America 1.80% 2025[7]	$1,871	$1,868
Hyundai Capital America 2.65% 2025[7]	28,554	29,517
Hyundai Capital America 5.875% 2025[7]	5,000	5,828
Hyundai Capital America 2.375% 2027[7]	1,169	1,179
Hyundai Capital America 3.00% 2027[7]	22,765	23,779
International Game Technology PLC 6.25% 2022[7]	2,888	2,962
International Game Technology PLC 6.50% 2025[7]	19,030	20,410
International Game Technology PLC 5.25% 2029[7]	9,725	9,643
Levi Strauss & Co. 5.00% 2025	9,130	9,370
Limited Brands, Inc. 6.625% 2030[7]	5,815	6,117
Lithia Motors, Inc. 4.375% 2031[7]	4,475	4,629
Magna International Inc. 2.45% 2030	15,825	16,616
Mattel, Inc. 6.75% 2025[7]	12,825	13,502
Melco International Development Ltd. 5.75% 2028[7]	21,340	21,292
Merlin Entertainment 5.75% 2026[7]	6,910	6,382
MGM Growth Properties LLC 4.625% 2025[7]	10,995	11,209
MGM Resorts International 7.75% 2022	32,150	33,828
MGM Resorts International 6.00% 2023	10,385	10,787
MGM Resorts International 5.50% 2027	6,617	6,690
MYT Holding LLC 7.50% 2025[7,12]	4,790	4,790
Neiman Marcus Group Ltd LLC, Term Loan (3-month USD-LIBOR + 12.00%) 13.00% 2025[10,11]	6,587	6,875
Newell Rubbermaid Inc. 4.35% 2023	24,321	25,415
Newell Rubbermaid Inc. 4.875% 2025	6,570	7,122
Newell Rubbermaid Inc. 4.70% 2026	35,797	38,175
Newell Rubbermaid Inc. 5.875% 2036[9]	1,010	1,187
Nissan Motor Co., Ltd. 2.60% 2022[7]	9,910	10,023
NMG Finco PLC 5.75% 2022[7]	7,575	6,988
Panther BF Aggregator 2, LP 6.25% 2026[7]	11,992	12,547
Panther BF Aggregator 2, LP 8.50% 2027[7]	17,985	18,791
PetSmart, Inc. 7.125% 2023[7]	74,190	73,355
PetSmart, Inc. 5.875% 2025[7]	19,700	20,032
PetSmart, Inc. 8.875% 2025[7]	48,370	48,672
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.00% 2022[10,11]	23,089	22,887
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	1,350	1,351
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	24,705	24,538
Sally Holdings LLC and Sally Capital Inc. 8.75% 2025[7]	10,311	11,355
Sands China Ltd. 3.80% 2026[7]	8,325	8,548
Scientific Games Corp. 5.00% 2025[7]	13,667	13,735
Scientific Games Corp. 8.625% 2025[7]	32,820	34,163
Scientific Games Corp. 8.25% 2026[7]	41,025	41,608
Scientific Games Corp. 7.00% 2028[7]	10,994	10,939
Scientific Games Corp. 7.25% 2029[7]	16,910	16,802
Six Flags Entertainment Corp. 4.875% 2024[7]	33,965	31,617
Six Flags Theme Parks Inc. 7.00% 2025[7]	3,500	3,712
Staples, Inc. 7.50% 2026[7]	15,915	14,907
Starbucks Corp. 3.50% 2050	1,400	1,490
Toyota Motor Credit Corp. 3.05% 2028	4,050	4,502
Vail Resorts, Inc. 6.25% 2025[7]	6,270	6,591
VICI Properties LP 4.25% 2026[7]	3,660	3,727
VICI Properties LP 4.625% 2029[7]	6,465	6,728
VICI Properties LP / VICI Note Co. Inc. 3.50% 2025[7]	4,085	4,082
VICI Properties LP / VICI Note Co. Inc. 3.75% 2027[7]	8,450	8,486
VICI Properties LP / VICI Note Co. Inc. 4.125% 2030[7]	22,740	23,053
Volkswagen Group of America Finance, LLC 4.00% 2021[7]	2,750	2,847
The Income Fund of America — Page 12 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Volkswagen Group of America Finance, LLC 2.70% 2022[7]	$9,202	$9,543
Volkswagen Group of America Finance, LLC 2.90% 2022[7]	4,860	5,020
Volkswagen Group of America Finance, LLC 3.125% 2023[7]	5,911	6,253
Volkswagen Group of America Finance, LLC 4.25% 2023[7]	9,365	10,295
Volkswagen Group of America Finance, LLC 2.85% 2024[7]	4,870	5,185
Volkswagen Group of America Finance, LLC 3.35% 2025[7]	6,326	6,884
Volkswagen Group of America Finance, LLC 4.625% 2025[7]	8,601	9,956
Volkswagen Group of America Finance, LLC 3.20% 2026[7]	8,003	8,742
Volkswagen Group of America Finance, LLC 4.75% 2028[7]	2,000	2,390
Wyndham Worldwide Corp. 5.375% 2026[7]	14,745	14,957
Wyndham Worldwide Corp. 4.375% 2028[7]	5,320	5,298
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[7]	20,978	20,047
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[7]	6,715	6,221
Wynn Resorts Ltd. 7.75% 2025[7]	13,805	14,543
Wynn Resorts Ltd. 5.125% 2029[7]	8,304	7,961
		2,112,483
Energy 1.94%
American Energy-Permian Basin, LLC / AEPB Finance Corp. 12.00% 2024[7,13]	11,484	287
Antero Resources Corp. 5.75% 2028[7]	2,488	2,220
Apache Corp. 4.625% 2025	6,905	6,568
Apache Corp. 4.875% 2027	35,590	33,455
Apache Corp. 4.375% 2028	21,339	19,645
Apache Corp. 4.25% 2030	4,870	4,313
Apache Corp. 6.00% 2037	3,565	3,378
Apache Corp. 4.75% 2043	4,600	4,083
Apache Corp. 4.25% 2044	4,600	3,910
Apache Corp. 5.35% 2049	28,900	25,215
Ascent Resources - Utica LLC 7.00% 2026[7]	5,715	5,066
Ascent Resources - Utica LLC 9.00% 2027[7]	959	935
Ascent Resources - Utica LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 9.233% 2025[7,10,11]	1,827	1,937
Baker Hughes, a GE Co. 4.486% 2030	4,895	5,556
BP Capital Markets America Inc. 2.772% 2050	13,465	12,107
BP Capital Markets PLC 3.00% 2050	4,660	4,388
California Resources Corp., Term Loan B, (3-month USD-LIBOR + 4.75%) 6.363% 2022[10,11,13]	5,750	2,214
Canadian Natural Resources Ltd. 2.95% 2023	7,155	7,420
Canadian Natural Resources Ltd. 2.05% 2025	9,240	9,353
Canadian Natural Resources Ltd. 3.85% 2027	2,760	2,919
Canadian Natural Resources Ltd. 2.95% 2030	13,774	13,508
Canadian Natural Resources Ltd. 4.95% 2047	4,287	4,541
Cenovus Energy Inc. 3.00% 2022	946	937
Cenovus Energy Inc. 3.80% 2023	18,345	18,642
Cenovus Energy Inc. 5.375% 2025	4,220	4,451
Cenovus Energy Inc. 4.25% 2027	46,025	46,856
Cenovus Energy Inc. 5.25% 2037	4,770	4,659
Cenovus Energy Inc. 6.75% 2039	1,775	1,970
Cenovus Energy Inc. 5.40% 2047	9,218	9,091
Centennial Resource Production, LLC 6.875% 2027[7]	2,615	969
Cheniere Energy Partners, LP 5.625% 2026	8,900	9,138
Cheniere Energy Partners, LP 4.50% 2029	22,421	22,892
Cheniere Energy, Inc. 5.125% 2027	31,000	34,754
Cheniere Energy, Inc. 4.625% 2028[7]	34,945	36,124
Chesapeake Energy Corp. 4.875% 2022[13]	28,085	1,685
Chesapeake Energy Corp. 11.50% 2025[7,13]	28,002	4,172
The Income Fund of America — Page 13 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 8.223% 2024[10,11,13]	$26,328	$19,592
Chevron Corp. 1.995% 2027	3,947	4,144
Chevron Corp. 3.078% 2050	2,629	2,720
Chevron USA Inc. 1.018% 2027	4,823	4,767
Chevron USA Inc. 2.343% 2050	3,039	2,755
CNX Resources Corp. 7.25% 2027[7]	14,250	15,052
Comstock Resources, Inc. 9.75% 2026	11,022	11,628
Comstock Resources, Inc. 9.75% 2026	6,885	7,264
Concho Resources Inc. 4.30% 2028	14,440	16,572
Convey Park Energy LLC 7.50% 2025[7]	5,555	5,528
DCP Midstream Operating LP 4.95% 2022	14,735	15,008
Diamond Offshore Drilling, Inc. 7.875% 2025[13]	2,650	186
Diamond Offshore Drilling, Inc. 4.875% 2043[13]	52,991	3,709
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	33,265	35,132
Enbridge Energy Partners, LP 5.875% 2025	2,545	3,040
Enbridge Energy Partners, LP 5.50% 2040	1,200	1,411
Enbridge Energy Partners, LP 7.375% 2045	18,914	27,420
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	8,245
Enbridge Inc. 4.00% 2023	5,830	6,305
Enbridge Inc. 2.50% 2025	3,500	3,656
ENCANA CORP 6.50% 2034	7,975	7,485
Endeavor Energy Resources, LP 6.625% 2025[7]	9,125	9,481
Energy Transfer Operating, LP 5.875% 2024	629	688
Energy Transfer Operating, LP 2.90% 2025	9,203	9,270
Energy Transfer Operating, LP 3.75% 2030	16,115	15,817
Energy Transfer Operating, LP 5.00% 2050	60,911	56,849
Energy Transfer Partners, LP 4.50% 2024	2,170	2,304
Energy Transfer Partners, LP 4.75% 2026	8,000	8,576
Energy Transfer Partners, LP 4.20% 2027	7,263	7,558
Energy Transfer Partners, LP 4.95% 2028	9,400	10,098
Energy Transfer Partners, LP 6.125% 2045	7,449	7,572
Energy Transfer Partners, LP 5.30% 2047	8,944	8,522
Energy Transfer Partners, LP 6.00% 2048	8,153	8,334
Energy Transfer Partners, LP 6.25% 2049	5,891	6,213
Enterprise Products Operating LLC 3.20% 2052	1,212	1,124
EQM Midstream Partners, LP 4.125% 2026	3,036	2,868
EQM Midstream Partners, LP 6.50% 2027[7]	20,680	21,718
EQM Midstream Partners, LP 5.50% 2028	11,440	11,610
EQT Corp. 3.00% 2022	35,175	35,186
EQT Corp. 7.875% 2025	22,569	25,140
EQT Corp. 5.00% 2029	2,485	2,485
EQT Corp. 8.75% 2030	4,885	6,076
Equinor ASA 1.75% 2026	6,967	7,235
Equinor ASA 3.625% 2028	5,265	6,090
Equinor ASA 3.25% 2049	7,583	7,773
Extraction Oil & Gas, Inc. 7.375% 2024[7,13]	2,360	581
Extraction Oil & Gas, Inc. 5.625% 2026[7,13]	18,300	4,510
Exxon Mobil Corp. 2.44% 2029	4,315	4,584
Exxon Mobil Corp. 2.61% 2030	5,000	5,310
Exxon Mobil Corp. 3.452% 2051	15,982	16,937
Genesis Energy, LP 5.625% 2024	2,890	2,491
Genesis Energy, LP 6.50% 2025	14,779	12,294
Harvest Midstream I, LP 7.50% 2028[7]	7,575	7,537
Hess Midstream Partners LP 5.125% 2028[7]	5,185	5,164
The Income Fund of America — Page 14 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Jonah Energy LLC 7.25% 2025[7]	$15,680	$588
Kinder Morgan Energy Partners, LP 5.00% 2043	20,000	22,054
Kinder Morgan, Inc. 4.30% 2028	20,098	22,719
Matador Resources Co. 5.875% 2026	3,265	2,632
MPLX LP 1.75% 2026	6,500	6,472
MPLX LP 2.65% 2030	11,897	11,465
MPLX LP 5.50% 2049	8,324	9,204
Murphy Oil Corp. 5.875% 2027	4,950	3,911
Nabors Industries Inc. 5.75% 2025	2,625	701
New Fortress Energy Inc. 6.75% 2025[7]	11,760	12,149
NGL Energy Partners LP 7.50% 2023	12,455	6,744
NGL Energy Partners LP 6.125% 2025	34,593	17,383
Noble Energy, Inc. 3.25% 2029	5,600	6,201
Noble Energy, Inc. 4.95% 2047	7,462	9,756
Noble Energy, Inc. 4.20% 2049	3,531	4,171
NuStar Logistics, LP 6.75% 2021[7]	3,815	3,862
NuStar Logistics, LP 6.00% 2026	11,725	11,599
Oasis Petroleum Inc. 6.875% 2022[13]	30,552	6,065
Oasis Petroleum Inc. 6.25% 2026[7]	1,730	381
Occidental Petroleum Corp. 2.70% 2022	2,075	1,922
Occidental Petroleum Corp. 3.125% 2022	7,415	7,063
Occidental Petroleum Corp. 2.70% 2023	12,662	11,356
Occidental Petroleum Corp. 2.90% 2024	24,427	20,372
Occidental Petroleum Corp. 5.875% 2025	20,220	17,824
Occidental Petroleum Corp. 8.00% 2025	22,050	21,540
Occidental Petroleum Corp. 8.50% 2027	13,000	12,439
Occidental Petroleum Corp. 6.375% 2028	26,177	22,954
Occidental Petroleum Corp. 3.50% 2029	4,530	3,275
Occidental Petroleum Corp. 6.625% 2030	11,445	10,046
Occidental Petroleum Corp. 8.875% 2030	34,900	34,224
Occidental Petroleum Corp. 6.45% 2036	1,095	889
Occidental Petroleum Corp. 6.60% 2046	2,000	1,660
ONEOK, Inc. 2.20% 2025	413	407
ONEOK, Inc. 5.85% 2026	16,293	18,522
ONEOK, Inc. 3.10% 2030	1,154	1,108
ONEOK, Inc. 6.35% 2031	7,405	8,589
ONEOK, Inc. 5.20% 2048	5,652	5,562
ONEOK, Inc. 4.50% 2050	2,530	2,243
ONEOK, Inc. 7.15% 2051	3,048	3,565
Parsley Energy, Inc. 5.25% 2025[7]	1,766	1,823
Peabody Energy Corp. 6.00% 2022[7]	20,500	9,417
Petrobras Global Finance Co. 6.90% 2049	5,580	6,323
Petrobras Global Finance Co. 6.75% 2050	24,290	26,687
Petróleos Mexicanos 5.50% 2021	3,360	3,374
Petróleos Mexicanos 6.375% 2021	5,000	5,066
Petróleos Mexicanos 4.875% 2022	6,245	6,326
Petróleos Mexicanos 5.375% 2022	4,165	4,228
Petróleos Mexicanos 3.50% 2023	3,325	3,261
Petróleos Mexicanos 4.625% 2023	4,243	4,200
Petróleos Mexicanos 6.875% 2025[7]	9,955	9,855
Petróleos Mexicanos 6.875% 2026	77,241	74,337
Petróleos Mexicanos 6.50% 2027	72,935	67,913
Plains All American Pipeline, LP 3.80% 2030	1,361	1,316
QEP Resources, Inc. 5.375% 2022	6,340	5,591
The Income Fund of America — Page 15 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
QEP Resources, Inc. 5.625% 2026	$8,193	$5,219
Range Resources Corp. 4.875% 2025	2,375	2,213
Rattler Midstream Partners LP 5.625% 2025[7]	4,800	4,941
Rockies Express Pipeline LLC 4.95% 2029[7]	11,768	11,484
Sabine Pass Liquefaction, LLC 5.625% 2023[9]	9,500	10,381
Sabine Pass Liquefaction, LLC 5.75% 2024	10,000	11,266
Sabine Pass Liquefaction, LLC 5.625% 2025	6,445	7,383
Sabine Pass Liquefaction, LLC 5.875% 2026	2,100	2,469
Sabine Pass Liquefaction, LLC 4.50% 2030[7]	24,811	27,767
Sanchez Energy Corp. 7.25% 2023[7,13]	5,374	54
Saudi Arabian Oil Co. 2.875% 2024[7]	10,672	11,195
Saudi Arabian Oil Co. 3.50% 2029[7]	43,503	48,013
SM Energy Co. 5.625% 2025	4,470	1,772
SM Energy Co. 6.75% 2026	880	342
SM Energy Co. 6.625% 2027	3,875	1,464
Southwestern Energy Co. 6.45% 2025[9]	23,155	23,242
Southwestern Energy Co. 7.50% 2026	12,000	12,232
Southwestern Energy Co. 8.375% 2028	7,640	7,998
Statoil ASA 2.75% 2021	3,085	3,162
Statoil ASA 3.25% 2024	850	933
Statoil ASA 4.25% 2041	3,000	3,557
Suncor Energy Inc. 3.10% 2025	6,146	6,570
Sunoco Logistics Operating Partners, LP 4.00% 2027	5,586	5,712
Sunoco Logistics Operating Partners, LP 5.40% 2047	14,364	13,862
Sunoco LP 5.50% 2026	1,665	1,674
Sunoco LP 6.00% 2027	12,160	12,585
Sunoco LP 5.875% 2028	12,700	13,221
Tallgrass Energy Partners, LP 7.50% 2025[7]	4,800	4,857
Tapstone Energy, Term Loan, (3-month USD-LIBOR + 4.00%) 4.741% 2024[1,5,10,11]	50	26
Targa Resources Partners LP 5.875% 2026	5,125	5,237
Targa Resources Partners LP 6.50% 2027	4,740	4,977
Targa Resources Partners LP 6.875% 2029	9,385	10,083
Targa Resources Partners LP 5.50% 2030[7]	12,700	12,787
Targa Resources Partners LP 4.875% 2031[7]	4,680	4,574
Teekay Corp. 9.25% 2022[7]	21,750	20,943
Teekay Offshore Partners LP 8.50% 2023[7]	14,275	12,100
Total Capital International 3.127% 2050	23,800	23,903
Total SE 2.986% 2041	25,034	25,647
Total SE 3.386% 2060	12,100	12,303
TransCanada PipeLines Ltd. 4.10% 2030	5,254	5,963
Transcontinental Gas Pipe Line Company, LLC 3.95% 2050[7]	4,675	4,773
Transocean Guardian Ltd. 5.875% 2024[7]	8,467	5,186
Transocean Inc. 6.125% 2025[7]	4,772	4,214
Transocean Poseidon Ltd. 6.875% 2027[7]	8,235	6,197
Valero Energy Corp. 4.00% 2029	6,000	6,260
Vine Oil & Gas LP 8.75% 2023[7]	9,650	7,238
Weatherford International PLC 8.75% 2024[7]	15,715	15,381
Weatherford International PLC 11.00% 2024[7]	43,051	25,578
Western Gas Partners LP 4.50% 2028	19,625	18,251
Western Midstream Operating, LP 3.10% 2025	1,628	1,536
Williams Companies, Inc. 3.50% 2030	15,272	16,407
The Income Fund of America — Page 16 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Woodside Finance Ltd. 4.60% 2021[7]	$14,435	$14,583
WPX Energy, Inc. 4.50% 2030	17,590	16,913
		2,038,934
Health care 1.93%
Abbott Laboratories 3.75% 2026	3,539	4,111
AbbVie Inc. 3.45% 2022[7]	8,300	8,593
AbbVie Inc. 2.60% 2024[7]	6,000	6,388
AbbVie Inc. 2.95% 2026[7]	2,890	3,158
AbbVie Inc. 4.55% 2035[7]	6,750	8,117
AbbVie Inc. 4.30% 2036	1,003	1,175
AbbVie Inc. 4.75% 2045[7]	1,203	1,471
AdaptHealth, LLC 6.125% 2028[7]	1,720	1,791
Amgen Inc. 2.20% 2027	2,915	3,067
Anthem, Inc. 2.375% 2025	2,046	2,171
AstraZeneca PLC 3.375% 2025	4,500	5,050
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 3.898% 2026[10,11]	21,155	19,806
Avantor Funding, Inc. 4.625% 2028[7]	18,470	19,162
Avantor, Inc. 6.00% 2024[7]	11,675	12,202
Bausch Health Companies Inc. 9.25% 2026[7]	7,650	8,444
Bausch Health Companies Inc. 5.00% 2028[7]	17,655	17,472
Bausch Health Companies Inc. 7.00% 2028[7]	9,470	10,054
Bayer US Finance II LLC 3.875% 2023[7]	11,375	12,398
Bayer US Finance II LLC 4.25% 2025[7]	20,143	22,916
Bayer US Finance II LLC 4.40% 2044[7]	13,090	14,457
Becton, Dickinson and Company 3.70% 2027	6,000	6,795
Boston Scientific Corp. 1.90% 2025	9,109	9,479
Boston Scientific Corp. 3.85% 2025	2,543	2,878
Bristol-Myers Squibb Company 2.90% 2024	830	896
Catalent Pharma Solutions Inc. 5.00% 2027[7]	1,407	1,469
Centene Corp. 4.75% 2025	23,010	23,672
Centene Corp. 4.75% 2025	4,050	4,166
Centene Corp. 5.375% 2026[7]	6,740	7,100
Centene Corp. 4.25% 2027	51,990	54,840
Centene Corp. 4.625% 2029	62,900	68,563
Centene Corp. 3.00% 2030	18,600	19,338
Centene Corp. 3.375% 2030	29,100	30,271
Charles River Laboratories International, Inc. 5.50% 2026[7]	11,360	11,893
Charles River Laboratories International, Inc. 4.25% 2028[7]	13,815	14,460
Cigna Corp. 4.80% 2038	3,830	4,753
Eli Lilly and Co. 3.375% 2029	3,330	3,841
Encompass Health Corp. 4.50% 2028	19,701	20,209
Encompass Health Corp. 4.75% 2030	16,040	16,735
Encompass Health Corp. 4.625% 2031	4,205	4,336
Endo Dac/ Endo Finance LLC/ Endo Finco, 9.50% 2027[7]	21,012	22,579
Endo Dac/ Endo Finance LLC/ Endo Finco, 6.00% 2028[7]	3,502	2,709
Endo International PLC 5.75% 2022[7]	35,321	33,511
GlaxoSmithKline PLC 3.625% 2025	5,915	6,632
HCA Inc. 5.875% 2023	8,325	9,045
HCA Inc. 5.375% 2025	3,530	3,914
HCA Inc. 5.375% 2026	6,680	7,519
HCA Inc. 5.875% 2026	13,870	15,690
HCA Inc. 5.625% 2028	15,390	17,941
HCA Inc. 3.50% 2030	9,300	9,510
The Income Fund of America — Page 17 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
HealthSouth Corp. 5.75% 2024	$8,960	$8,960
HealthSouth Corp. 5.75% 2025	12,472	12,909
IMS Health Holdings, Inc. 5.00% 2026[7]	24,700	25,645
Iqvia Inc. 5.00% 2027[7]	8,320	8,732
Jaguar Holding Co. II 4.625% 2025[7]	5,145	5,323
Jaguar Holding Co. II 5.00% 2028[7]	7,050	7,357
Mallinckrodt PLC 10.00% 2025[7]	79,460	86,611
Molina Healthcare, Inc. 5.375% 2022	44,040	45,847
Molina Healthcare, Inc. 4.875% 2025[7]	23,879	24,444
Molina Healthcare, Inc. 4.375% 2028[7]	4,840	4,966
Mylan Laboratories Inc. 3.15% 2021	1,500	1,522
Novartis Capital Corp. 2.00% 2027	3,090	3,250
Owens & Minor, Inc. 3.875% 2021	37,776	38,055
Owens & Minor, Inc. 4.375% 2024	19,654	19,691
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.649% 2025[10,11]	10,785	10,637
Par Pharmaceutical Inc. 7.50% 2027[7]	44,182	46,891
PAREXEL International Corp. 6.375% 2025[7]	12,305	12,513
Pfizer Inc. 3.45% 2029	9,000	10,462
Prime Healthcare Services, Inc. 7.25% 2025[7]	6,115	6,170
Radiology Partners, Inc. 9.25% 2028[7]	16,555	17,689
Rede D’Or Finance Sarl 4.95% 2028	1,820	1,877
Rede D’Or Finance Sarl 4.50% 2030	10,840	10,677
Regeneron Pharmaceuticals, Inc. 2.80% 2050	5,114	4,802
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[1,5,10,11,12]	26,267	26,530
Select Medical Holdings Corp. 6.25% 2026[7]	18,853	19,919
Shire PLC 2.40% 2021	2,988	3,037
Shire PLC 2.875% 2023	4,425	4,696
Sotera Health Holdings LLC, Term Loan, (3-months USD-LIBOR + 4.50%) 5.50% 2026[10,11]	14,801	14,782
Surgery Center Holdings 10.00% 2027[7]	8,950	9,571
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	12,910	14,333
Takeda Pharmaceutical Company, Ltd. 2.05% 2030	4,259	4,287
Takeda Pharmaceutical Company, Ltd. 3.025% 2040	3,993	4,103
Team Health Holdings, Inc. 6.375% 2025[7]	44,390	27,553
Team Health Holdings, Inc., Term Loan B, 3.75% 2024[10,11]	8,643	7,066
Tenet Healthcare Corp. 4.625% 2024	22,866	23,275
Tenet Healthcare Corp. 4.875% 2026[7]	84,580	85,905
Tenet Healthcare Corp. 5.125% 2027[7]	2,895	2,988
Teva Pharmaceutical Finance Co. BV 2.20% 2021	4,593	4,530
Teva Pharmaceutical Finance Co. BV 2.80% 2023	142,097	135,029
Teva Pharmaceutical Finance Co. BV 6.00% 2024	109,417	110,292
Teva Pharmaceutical Finance Co. BV 7.125% 2025	30,880	32,061
Teva Pharmaceutical Finance Co. BV 3.15% 2026	46,895	41,356
Teva Pharmaceutical Finance Co. BV 6.75% 2028	192,275	202,312
Teva Pharmaceutical Finance Co. BV 4.10% 2046	66,410	55,367
UnitedHealth Group Inc. 4.45% 2048	5,000	6,622
Upjohn Inc. 2.30% 2027[7]	2,447	2,532
Upjohn Inc. 3.85% 2040[7]	4,111	4,421
Upjohn Inc. 4.00% 2050[7]	5,968	6,280
Valeant Pharmaceuticals International, Inc. 5.875% 2023[7]	589	588
Valeant Pharmaceuticals International, Inc. 5.50% 2025[7]	13,550	13,933
Valeant Pharmaceuticals International, Inc. 6.125% 2025[7]	93,162	95,864
Valeant Pharmaceuticals International, Inc. 9.00% 2025[7]	16,475	18,043
The Income Fund of America — Page 18 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Valeant Pharmaceuticals International, Inc. 8.50% 2027[7]	$5,175	$5,666
Zimmer Holdings, Inc. 3.15% 2022	9,455	9,761
		2,024,479
Communication services 1.56%
Alphabet Inc. 2.25% 2060	3,900	3,512
AT&T Inc. 1.65% 2028	7,175	7,109
AT&T Inc. 3.50% 2041	30,000	30,361
British Telecommunications PLC 9.625% 2030[9]	4,011	6,413
Cable One, Inc. 4.00% 2030[7]	4,975	5,062
Cablevision Systems Corp. 6.75% 2021	29,992	31,398
Cablevision Systems Corp. 5.375% 2028[7]	8,500	9,053
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[7]	46,225	47,977
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[7]	26,625	27,992
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[7]	13,250	13,966
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[7]	16,050	16,692
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[7]	28,552	30,068
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	12,414	12,821
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[7]	13,100	13,411
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[7]	19,415	20,070
CenturyLink, Inc. 6.75% 2023	33,275	36,249
CenturyLink, Inc. 7.50% 2024	5,800	6,407
CenturyLink, Inc. 5.125% 2026[7]	8,175	8,371
CenturyLink, Inc. 4.00% 2027[7]	48,013	49,153
CenturyLink, Inc. 7.65% 2042	6,000	6,731
CenturyLink, Inc., Series T, 5.80% 2022	18,925	19,718
Clear Channel Worldwide Holdings, Inc. 9.25% 2024	25,404	22,050
Comcast Corp. 1.95% 2031	10,083	10,236
Comcast Corp. 6.45% 2037	25,000	37,292
Comcast Corp. 4.60% 2038	9,000	11,425
Deutsche Telekom International Finance BV 9.25% 2032	13,620	22,941
Diamond Sports Group LLC 5.375% 2026[7]	6,912	4,039
Diamond Sports Group LLC 6.625% 2027[7]	16,430	6,839
Discovery Communications, Inc. 3.625% 2030	6,363	7,043
Embarq Corp. 7.995% 2036	18,470	21,691
Entercom Media Corp. 6.50% 2027[7]	2,350	2,053
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 4.25%) 5.25% 2027[10,11]	1,375	1,373
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 8.75% 2028[1,10,11]	1,950	1,994
Fox Corp. 4.03% 2024	1,120	1,229
France Télécom 4.125% 2021	15,000	15,484
Front Range BidCo, Inc. 6.125% 2028[7]	22,932	23,172
Frontier Communications Corp. 11.00% 2025[13]	66,265	27,707
Frontier Communications Corp. 8.50% 2026[7]	18,840	18,977
Frontier Communications Corp. 5.875% 2027[7]	8,775	8,961
Gogo Inc. 9.875% 2024[7]	111,444	117,504
Gray Television, Inc. 7.00% 2027[7]	4,350	4,698
iHeartCommunications, Inc. 6.375% 2026	368	383
iHeartCommunications, Inc. 5.25% 2027[7]	14,118	13,959
iHeartCommunications, Inc. 8.375% 2027	666	651
Inmarsat PLC 6.75% 2026[7]	16,600	16,745
Intelsat Jackson Holding Co. 5.50% 2023[13]	7,495	4,413
Intelsat Jackson Holding Co. 8.00% 2024[7]	40,265	40,936
Intelsat Jackson Holding Co. 8.50% 2024[7,13]	30,425	18,864
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2022[10,11]	8,494	8,658
The Income Fund of America — Page 19 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Intelsat Jackson Holding Co., Term Loan B3, 8.00% 2023[10,11]	$3,000	$3,026
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[10]	27,850	28,187
Lamar Media Corp. 3.75% 2028	5,094	5,069
Lamar Media Corp. 4.875% 2029	4,325	4,509
Liberty Global PLC 5.50% 2028[7]	7,975	8,249
Ligado Networks LLC 15.50% 2023[7,12]	18,975	18,145
Live Nation Entertainment, Inc. 4.75% 2027[7]	8,054	7,422
MDC Partners Inc. 6.50% 2024[7]	12,928	12,389
Meredith Corp. 6.875% 2026	24,016	19,948
Myriad International Holdings 5.50% 2025	6,140	7,068
NBCUniversal Enterprise, Inc., junior subordinated, 5.25%[7]	31,885	32,323
Netflix, Inc. 3.625% 2025[7]	6,400	6,660
Netflix, Inc. 4.875% 2028	36,860	41,517
Netflix, Inc. 5.875% 2028	7,550	9,034
Netflix, Inc. 4.875% 2030[7]	6,165	7,047
Nexstar Broadcasting, Inc. 4.75% 2028[7]	24,900	25,133
Nexstar Escrow Corp. 5.625% 2027[7]	9,860	10,295
Numericable Group SA 7.375% 2026[7]	27,450	28,680
Orange SA 5.50% 2044	3,000	4,259
Qwest Capital Funding, Inc. 7.625% 2021	3,900	4,007
Sirius XM Radio Inc. 3.875% 2022[7]	12,800	12,912
Sirius XM Radio Inc. 4.625% 2024[7]	25,910	26,751
Sirius XM Radio Inc. 4.125% 2030[7]	7,450	7,668
SoftBank Group Corp. 3.36% 2023[7]	9,113	9,212
Sprint Corp. 7.125% 2024	10,000	11,515
Sprint Corp. 7.625% 2025	36,000	42,548
Sprint Corp. 7.625% 2026	19,270	23,480
Sprint Corp. 6.875% 2028	56,297	71,251
Sprint Corp. 8.75% 2032	15,210	22,776
TEGNA Inc. 4.75% 2026[7]	10,425	10,725
TEGNA Inc. 4.625% 2028[7]	15,399	15,291
T-Mobile US, Inc. 2.05% 2028[7]	11,475	11,627
T-Mobile US, Inc. 4.50% 2050[7]	19,325	22,540
Trilogy International Partners, LLC 8.875% 2022[7]	56,280	51,975
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 7.875% 2025[7]	2,100	2,229
Univision Communications Inc. 6.625% 2027[7]	20,575	20,845
Verizon Communications Inc. 4.50% 2033	10,000	12,435
Verizon Communications Inc. 4.00% 2050	1,700	2,046
Virgin Media O2 4.25% 2031[7]	9,175	9,198
Virgin Media Secured Finance PLC 4.50% 2030[7]	11,445	11,642
Vodafone Group PLC 4.25% 2050	7,275	8,373
Warner Music Group 5.50% 2026[7]	12,488	13,001
Warner Music Group 3.875% 2030[7]	12,300	12,400
Ziggo Bond Co. BV 5.125% 2030[7]	14,170	14,577
Ziggo Bond Finance BV 5.50% 2027[7]	35,903	37,316
		1,641,151
Utilities 1.20%
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2025[7]	17,000	19,161
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2026[7]	600	690
Abu Dhabi National Energy Company PJSC (TAQA) 3.625% 2023[7]	2,000	2,115
AEP Transmission Co. LLC 3.75% 2047	3,660	4,298
AEP Transmission Co. LLC 3.65% 2050	800	931
AES Corp. 3.30% 2025[4,7]	17,950	19,508
The Income Fund of America — Page 20 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
AES Corp. 5.50% 2025[4]	$20,264	$20,853
AES Corp. 6.00% 2026[4]	11,995	12,591
AES Corp. 5.125% 2027[4]	11,455	12,313
Ameren Corp. 2.50% 2024	1,939	2,062
Ameren Corp. 3.50% 2031	1,875	2,136
American Electric Power Company, Inc. 2.95% 2022	12,065	12,616
American Electric Power Company, Inc. 3.20% 2027	19,761	21,576
American Electric Power Company, Inc. 4.30% 2028	9,683	11,421
American Electric Power Company, Inc. 2.30% 2030	3,900	4,010
American Water Cap Corp. 2.80% 2030	3,600	3,931
AmeriGas Partners, LP 5.50% 2025	6,850	7,347
Calpine Corp. 5.125% 2028[7]	12,315	12,716
Centerpoint Energy, Inc. 2.50% 2022	3,000	3,103
CenterPoint Energy, Inc. 3.85% 2024	4,000	4,388
CenterPoint Energy, Inc. 3.70% 2049	5,000	5,549
Colbun SA 3.95% 2027[7]	1,554	1,726
Commonwealth Edison Co. 4.00% 2048	5,225	6,288
Consolidated Edison Company of New York, Inc. 4.50% 2058	8,390	10,805
Consolidated Edison Company of New York, Inc. 3.95% 2050	3,175	3,751
Consumers Energy Co. 4.05% 2048	6,855	8,529
Dominion Resources, Inc. 3.375% 2030	5,350	6,029
Dominion Resources, Inc., junior subordinated, 3.071% 2024[9]	2,550	2,755
DPL Inc. 4.125% 2025[7]	13,925	14,569
DTE Energy Company 3.95% 2049	2,060	2,537
Duke Energy Indiana, Inc. 4.90% 2043	14,785	19,276
Duke Energy Indiana, Inc. 3.25% 2049	3,100	3,353
Duke Energy Progress Inc. 4.15% 2044	2,110	2,579
Edison International 3.125% 2022	3,970	4,098
Edison International 3.55% 2024	20,475	21,637
Edison International 4.95% 2025	400	443
Edison International 5.75% 2027	6,745	7,673
Edison International 4.125% 2028	5,866	6,142
EDP Finance BV 5.25% 2021[7]	18,300	18,504
EDP Finance BV 3.625% 2024[7]	10,175	11,085
Electricité de France SA 4.75% 2035[7]	8,250	10,094
Electricité de France SA 4.875% 2038[7]	1,750	2,109
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[9]	36,024	39,959
Empresa Nacional de Electricidad SA 4.25% 2024	900	964
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[7,9]	12,000	13,890
Entergy Corp. 2.80% 2030	6,650	7,171
Entergy Louisiana, LLC 4.20% 2048	5,125	6,407
Eversource Energy 3.80% 2023	4,095	4,488
Exelon Corp. 4.05% 2030	2,875	3,329
Exelon Corp. 4.70% 2050	2,500	3,178
Exelon Corp., junior subordinated, 3.497% 2022[9]	17,585	18,337
FirstEnergy Corp. 2.85% 2022	19,475	20,001
FirstEnergy Corp. 3.90% 2027	18,032	19,286
FirstEnergy Corp. 3.50% 2028[7]	2,500	2,653
FirstEnergy Corp. 2.25% 2030	2,714	2,563
FirstEnergy Corp. 2.65% 2030	7,282	7,123
FirstEnergy Corp. 4.85% 2047	2,000	2,173
FirstEnergy Corp. 3.40% 2050	19,597	17,693
FirstEnergy Corp., Series B, 4.25% 2023	40,690	42,902
The Income Fund of America — Page 21 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Florida Power & Light Company 3.15% 2049	$3,950	$4,403
Georgia Power Co. 2.65% 2029	1,250	1,351
Georgia Power Co. 3.70% 2050	4,285	4,802
Gulf Power Co. 3.30% 2027	1,831	2,047
Interstate Power and Light Co. 3.25% 2024	9,628	10,535
Israel Electric Corp. Ltd. 8.10% 2096[7]	4,905	7,143
Mississippi Power Co. 3.95% 2028	6,437	7,424
Mississippi Power Co. 4.25% 2042	7,500	8,908
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	6,000	6,418
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	12,000	13,260
NextEra Energy Capital Holdings, Inc. 2.25% 2030	10,090	10,447
NGL Energy Partners LP 7.50% 2026	9,955	5,135
Northern States Power Co. 4.125% 2044	11,000	13,676
NRG Energy, Inc. 7.25% 2026	2,000	2,117
NV Energy, Inc. 6.25% 2020	920	922
Pacific Gas and Electric Co. 1.75% 2022	30,000	30,008
Pacific Gas and Electric Co. 3.85% 2023	8,710	9,171
Pacific Gas and Electric Co. 4.25% 2023	25,692	27,254
Pacific Gas and Electric Co. 3.40% 2024	2,910	3,024
Pacific Gas and Electric Co. 3.45% 2025	1,250	1,303
Pacific Gas and Electric Co. 2.95% 2026	18,251	18,497
Pacific Gas and Electric Co. 3.15% 2026	8,757	8,952
Pacific Gas and Electric Co. 2.10% 2027	2,225	2,149
Pacific Gas and Electric Co. 3.30% 2027	15,125	15,312
Pacific Gas and Electric Co. 3.30% 2027	9,104	9,208
Pacific Gas and Electric Co. 3.75% 2028	6,855	7,056
Pacific Gas and Electric Co. 4.65% 2028	9,981	10,721
Pacific Gas and Electric Co. 4.55% 2030	1,950	2,096
Pacific Gas and Electric Co. 2.50% 2031	36,050	34,248
Pacific Gas and Electric Co. 3.30% 2040	4,050	3,735
Pacific Gas and Electric Co. 3.75% 2042	12,525	11,741
Pacific Gas and Electric Co. 4.00% 2046	2,250	2,137
Pacific Gas and Electric Co. 4.25% 2046	5,100	4,975
Pacific Gas and Electric Co. 3.95% 2047	5,775	5,462
Pacific Gas and Electric Co. 3.50% 2050	3,275	2,962
PacifiCorp. 3.30% 2051	3,450	3,769
PacifiCorp., First Mortgage Bonds, 4.125% 2049	11,000	13,494
PG&E Corp. 5.00% 2028	24,340	24,434
PG&E Corp. 5.25% 2030	3,320	3,324
Progress Energy, Inc. 7.00% 2031	4,000	5,628
Progress Energy, Inc. 7.75% 2031	2,500	3,637
Public Service Electric and Gas Co. 3.20% 2029	1,000	1,134
Public Service Electric and Gas Co. 3.15% 2050	3,300	3,633
Public Service Enterprise Group Inc. 2.65% 2022	2,075	2,169
Puget Energy, Inc. 6.00% 2021	3,945	4,114
Puget Energy, Inc. 5.625% 2022	9,592	10,183
Puget Energy, Inc. 3.65% 2025	1,911	2,126
Puget Sound Energy, Inc. 3.25% 2049	6,750	7,325
San Diego Gas & Electric Co. 3.32% 2050	1,300	1,388
Southern California Edison Co. 1.845% 2022	1,918	1,919
Southern California Edison Co. 3.50% 2023	21,000	22,599
Southern California Edison Co. 3.70% 2025	1,266	1,403
Southern California Edison Co. 2.85% 2029	8,900	9,370
Southern California Edison Co. 4.20% 2029	14,250	16,316
The Income Fund of America — Page 22 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 5.35% 2035	$17,725	$22,562
Southern California Edison Co. 5.75% 2035	4,400	5,815
Southern California Edison Co. 5.625% 2036	16,750	20,375
Southern California Edison Co. 5.55% 2037	3,475	4,225
Southern California Edison Co. 5.95% 2038	8,500	10,910
Southern California Edison Co. 6.05% 2039	60	78
Southern California Edison Co. 4.50% 2040	19,625	22,148
Southern California Edison Co. 5.50% 2040	839	1,045
Southern California Edison Co. 4.00% 2047	8,070	8,669
Southern California Edison Co. 4.125% 2048	16,476	18,176
Southern California Edison Co. 4.875% 2049	11,013	12,985
Southern California Edison Co. 3.65% 2050	17,865	18,634
Southern California Edison Co., Series C, 3.60% 2045	11,875	11,928
Southern California Gas Co. 2.55% 2030	2,725	2,912
Southern Co. 3.70% 2030	15,600	17,701
Southern Co. 4.25% 2036	3,825	4,457
Southern Co. 4.40% 2046	6,219	7,446
Talen Energy Corp. 6.50% 2025	180	108
Talen Energy Corp. 10.50% 2026[7]	11,520	8,006
Talen Energy Corp. 7.25% 2027[7]	28,295	28,401
Talen Energy Supply, LLC 7.625% 2028[7]	12,365	12,125
Virginia Electric and Power Co. 3.45% 2024	560	606
Virginia Electric and Power Co. 3.10% 2025	2,625	2,873
Virginia Electric and Power Co. 4.60% 2048	3,450	4,640
Virginia Electric and Power Co. 3.30% 2049	3,575	4,094
Wisconsin Power and Light Co. 3.65% 2050	1,025	1,172
Xcel Energy Inc. 2.60% 2029	3,500	3,744
		1,261,813
Materials 1.19%
Air Products and Chemicals, Inc. 1.85% 2027	1,857	1,940
Alcoa Netherlands Holding B.V. 5.50% 2027[7]	13,410	14,131
Anglo American Capital PLC 2.625% 2030[7]	16,107	16,146
Arconic Corp. 6.00% 2025[7]	10,820	11,476
Ardagh Group SA 6.50% 2027[7,12]	22,795	23,194
Ardagh Packaging Finance 5.25% 2025[7]	12,006	12,578
Ardagh Packaging Finance 6.00% 2025[7]	1,577	1,632
Ardagh Packaging Finance 4.125% 2026[7]	5,000	5,106
Ardagh Packaging Finance 5.25% 2027[7]	9,385	9,673
Axalta Coating Systems LLC 4.875% 2024[7]	17,095	17,481
Axalta Coating Systems LLC 4.75% 2027[7]	6,710	7,037
Braskem SA 4.50% 2030[7]	10,000	9,248
BWAY Parent Co., Inc. 5.50% 2024[7]	12,895	12,919
CANPACK SA and Eastern PA Land Investment Holding LLC 3.125% 2025[7]	6,185	6,270
Carlyle Group LP 8.75% 2023[7,12]	1,680	1,694
Cascades Inc. 5.125% 2026[7]	17,550	18,395
Cascades Inc. 5.375% 2028[7]	5,870	6,130
Chemours Co. 6.625% 2023	27,180	27,163
Cleveland-Cliffs Inc. 4.875% 2024[7]	30,050	30,069
Cleveland-Cliffs Inc. 5.75% 2025	38,706	37,472
Cleveland-Cliffs Inc. 9.875% 2025[7]	12,475	14,284
Cleveland-Cliffs Inc. 6.75% 2026[7]	17,070	17,945
Cleveland-Cliffs Inc. 5.875% 2027	49,860	48,541
Cleveland-Cliffs Inc. 7.00% 2027[7]	1,300	1,137
The Income Fund of America — Page 23 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
CRH America, Inc. 5.125% 2045[7]	$1,000	$1,239
Crown Holdings, Inc. 4.75% 2026	7,100	7,392
CVR Partners, LP 9.25% 2023[7]	9,675	8,889
Dow Chemical Co. 3.625% 2026	1,616	1,804
Dow Chemical Co. 3.60% 2050	19,000	19,290
Element Solutions Inc. 3.875% 2028[7]	8,875	8,781
First Quantum Minerals Ltd. 7.25% 2023[7]	9,725	9,788
First Quantum Minerals Ltd. 6.50% 2024[7]	30,091	29,922
First Quantum Minerals Ltd. 7.50% 2025[7]	80,350	80,802
First Quantum Minerals Ltd. 6.875% 2026[7]	23,575	23,442
First Quantum Minerals Ltd. 6.875% 2027[7]	37,090	36,951
Freeport-McMoRan Inc. 3.875% 2023	3,625	3,752
Freeport-McMoRan Inc. 4.25% 2030	10,350	10,884
Freeport-McMoRan Inc. 5.40% 2034	6,775	7,770
FXI Holdings, Inc. 7.875% 2024[7]	14,903	13,972
FXI Holdings, Inc. 12.25% 2026[7]	22,739	23,801
GPC Merger Sub Inc. 7.125% 2028[7]	9,745	10,202
Hexion Inc. 7.875% 2027[7]	19,981	20,768
Holcim Ltd. 5.15% 2023[7]	12,595	13,922
INEOS Group Holdings SA 5.625% 2024[7]	15,135	15,409
Intelligent Packaging Ltd. Finco Inc. 6.00% 2028[7]	1,110	1,131
International Paper Co. 7.30% 2039	5,615	8,323
Joseph T. Ryerson & Son, Inc. 8.50% 2028[7]	5,085	5,458
LSB Industries, Inc. 9.625% 2023[7]	23,170	22,738
LYB International Finance III, LLC 1.25% 2025	5,509	5,529
LYB International Finance III, LLC 2.25% 2030	9,066	9,056
LYB International Finance III, LLC 3.375% 2040	6,998	6,925
LYB International Finance III, LLC 3.625% 2051	40,188	39,981
LYB International Finance III, LLC 3.80% 2060	8,215	7,947
Methanex Corp. 5.125% 2027	58,000	59,134
Mosaic Co. 3.25% 2022	1,500	1,566
Nouryon Holding BV 8.00% 2026[7]	22,345	23,560
Nova Chemicals Corp. 5.25% 2027[7]	5,855	5,725
Novelis Corp. 4.75% 2030[7]	24,935	25,334
Nutrien Ltd. 1.90% 2023	7,974	8,232
Nutrition & Biosciences, Inc. 1.832% 2027[7]	3,375	3,382
OCI NV 5.25% 2024[7]	23,255	23,822
Owens-Illinois, Inc. 5.875% 2023[7]	21,820	22,998
Praxair, Inc. 1.10% 2030	4,407	4,263
S.P.C.M. SA 4.875% 2025[7]	11,750	12,103
Scotts Miracle-Gro Co. 4.50% 2029	18,595	19,816
Sealed Air Corp. 5.25% 2023[7]	5,960	6,317
Sealed Air Corp. 4.00% 2027[7]	19,239	20,201
Sherwin-Williams Company 3.80% 2049	10,414	11,920
Silgan Holdings Inc. 4.125% 2028	20,020	20,845
Summit Materials, Inc. 6.50% 2027[7]	9,760	10,258
Summit Materials, Inc. 5.25% 2029[7]	4,575	4,718
Trivium Packaging BV 5.50% 2026[7]	9,902	10,391
Trivium Packaging BV 8.50% 2027[7]	4,545	4,872
Tronox Ltd. 5.75% 2025[7]	9,150	9,150
Tronox Ltd. 6.50% 2026[7]	22,669	23,021
Valvoline Inc. 4.375% 2025	7,750	7,982
Valvoline Inc. 4.25% 2030[7]	8,170	8,346
Venator Materials Corp. 5.75% 2025[7]	43,380	37,388
The Income Fund of America — Page 24 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Venator Materials Corp. 9.50% 2025[7]	$17,805	$18,957
W. R. Grace & Co. 4.875% 2027[7]	14,020	14,623
Warrior Met Coal, Inc. 8.00% 2024[7]	23,499	23,400
Westlake Chemical Corp. 5.00% 2046	1,045	1,230
Westlake Chemical Corp. 4.375% 2047	915	980
		1,252,063
Industrials 1.06%
Air Lease Corp. 2.875% 2026	24,541	24,338
Allison Transmission Holdings, Inc. 5.00% 2024[7]	28,755	29,048
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024	4,180	3,631
Ashtead Group PLC 4.375% 2027[7]	3,775	3,964
Ashtead Group PLC 4.25% 2029[7]	11,295	12,083
Associated Materials, LLC 9.00% 2025[7]	20,680	21,869
Avis Budget Car Rental, LLC 5.75% 2027[7]	8,875	8,359
Avis Budget Group, Inc. 6.375% 2024[7]	9,709	9,472
Avis Budget Group, Inc. 5.25% 2025[7]	6,050	5,714
Avis Budget Group, Inc. 10.50% 2025[7]	11,915	13,710
Avolon Holdings Funding Ltd. 3.625% 2022[7]	3,935	3,946
Avolon Holdings Funding Ltd. 3.95% 2024[7]	22,645	22,202
Avolon Holdings Funding Ltd. 3.25% 2027[7]	17,000	15,547
Boeing Company 3.75% 2050	5,700	5,072
Boeing Company 4.508% 2023	24,000	25,437
Boeing Company 2.80% 2024	1,130	1,150
Boeing Company 4.875% 2025	46,804	51,045
Boeing Company 2.75% 2026	7,575	7,553
Boeing Company 3.10% 2026	1,454	1,474
Boeing Company 2.70% 2027	13,681	13,315
Boeing Company 5.04% 2027	15,448	16,989
Boeing Company 3.25% 2028	5,000	4,984
Boeing Company 3.20% 2029	8,640	8,450
Boeing Company 2.95% 2030	5,390	5,129
Boeing Company 5.15% 2030	13,911	15,420
Boeing Company 3.625% 2031	12,125	12,092
Boeing Company 3.60% 2034	9,000	8,811
Boeing Company 3.50% 2039	1,090	981
Boeing Company 3.90% 2049	3,149	2,910
Boeing Company 5.805% 2050	6,274	7,395
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[7]	5,148	5,304
Bombardier Inc. 8.75% 2021[7]	1,520	1,513
Bombardier Inc. 5.75% 2022[7]	2,775	2,639
Bombardier Inc. 6.125% 2023[7]	2,690	2,324
Bombardier Inc. 7.50% 2024[7]	3,500	2,643
Bombardier Inc. 7.50% 2025[7]	3,515	2,562
Bombardier Inc. 7.875% 2027[7]	4,965	3,624
Burlington Northern Santa Fe LLC 3.55% 2050	10,000	11,493
BWX Technologies, Inc. 4.125% 2028[7]	5,190	5,258
Canadian National Railway Co. 3.20% 2046	1,980	2,192
Carrier Global Corp. 2.722% 2030[7]	5,888	6,164
Carrier Global Corp. 3.577% 2050[7]	12,124	13,095
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022	781	720
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022	—[8]	—[8]
Cornerstone Building Brands, Inc., 6.125% 2029[7]	3,650	3,736
Covanta Holding Corp. 5.00% 2030	5,250	5,375
The Income Fund of America — Page 25 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
CSX Corp. 3.80% 2028	$1,550	$1,790
CSX Corp. 4.50% 2049	3,785	4,827
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024	3,090	2,992
Dun & Bradstreet Corp. 6.875% 2026[7]	13,222	14,172
Dun & Bradstreet Corp. 10.25% 2027[7]	9,316	10,453
F-Brasile SpA 7.375% 2026[7]	5,459	4,749
GE Capital International Funding Co. 4.418% 2035	30,250	32,739
General Electric Capital Corp. 6.15% 2037	2,475	3,048
General Electric Co. 3.45% 2027	5,000	5,305
General Electric Co. 3.625% 2030	2,675	2,825
General Electric Co. 4.25% 2040	1,600	1,679
General Electric Co. 4.125% 2042	869	900
General Electric Co. 4.35% 2050	8,050	8,523
General Electric Co., junior subordinated, 5.00% (3-month USD-LIBOR + 3.33% on 1/21/2021)[9]	95,170	78,089
Hardwoods Acquisition Inc. 7.50% 2021[7,13]	13,649	4,845
Harsco Corp. 5.75% 2027[7]	14,590	14,946
Honeywell International Inc. 2.30% 2024	4,405	4,686
Honeywell International Inc. 1.35% 2025	9,251	9,503
Howmet Aerospace Inc. 6.875% 2025	11,480	12,786
IAA Spinco Inc. 5.50% 2027[7]	6,875	7,240
Icahn Enterprises Finance Corp. 4.75% 2024	14,360	14,628
JELD-WEN Holding, Inc. 4.625% 2025[7]	8,965	9,110
JELD-WEN Holding, Inc. 4.875% 2027[7]	7,325	7,581
LABL Escrow Issuer, LLC 6.75% 2026[7]	2,125	2,232
LABL Escrow Issuer, LLC 10.50% 2027[7]	5,105	5,497
LSC Communications, Inc. 8.75% 2023[7,13]	28,822	4,467
LSC Communications, Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 6.25% 2022[10,11,13]	4,107	667
MasTec, Inc. 4.50% 2028[7]	19,190	19,742
Mexico City Airport Trust 5.50% 2046	2,303	1,986
Mexico City Airport Trust 5.50% 2047	4,482	3,875
Mexico City Airport Trust 5.50% 2047[7]	215	186
Moog Inc. 4.25% 2027[7]	10,383	10,669
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[7]	8,575	8,824
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[7]	4,100	4,251
Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[7]	8,300	8,741
Norfolk Southern Corp. 3.05% 2050	3,727	3,854
Northrop Grumman Corp. 3.25% 2028	8,995	10,024
Otis Worldwide Corp. 2.293% 2027	2,440	2,589
R.R. Donnelley & Sons Co. 6.50% 2023	11,530	10,854
Rexnord Corp. 4.875% 2025[7]	19,490	19,880
Rolls-Royce PLC 5.75% 2027[7]	12,685	12,859
Sensata Technologies, Inc. 3.75% 2031[7]	7,225	7,162
Signature Aviation PLC 4.00% 2028[7]	4,050	3,923
SkyMiles IP Ltd 4.75% 2028[7]	30,245	30,934
Spirit AeroSystems, Inc. (3-month USD-LIBOR + 0.80%) 1.05% 2021[11]	2,595	2,493
Spirit AeroSystems, Inc. 7.50% 2025[7]	4,385	4,431
The Brink’s Co. 4.625% 2027[7]	10,510	10,743
TransDigm Inc. 6.50% 2024	2,110	2,111
TransDigm Inc. 6.25% 2026[7]	38,597	40,286
TransDigm Inc. 5.50% 2027	35,350	34,532
Triumph Group, Inc. 5.25% 2022	940	804
Triumph Group, Inc. 6.25% 2024[7]	1,175	1,017
Triumph Group, Inc. 8.875% 2024[7]	4,225	4,493
Triumph Group, Inc. 7.75% 2025[7]	3,840	2,491
The Income Fund of America — Page 26 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Uber Technologies, Inc. 8.00% 2026[7]	$21,540	$22,738
Union Pacific Corp. 3.75% 2025	4,720	5,347
Union Pacific Corp. 2.15% 2027	1,854	1,967
Union Pacific Corp. 3.70% 2029	3,245	3,754
Union Pacific Corp. 2.40% 2030	1,931	2,058
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024	3,485	3,324
United Airlines Holdings, Inc. 6.50% 2027[7]	11,780	12,288
United Rentals, Inc. 5.875% 2026	1,080	1,138
United Rentals, Inc. 5.25% 2030	6,840	7,426
United Rentals, Inc. 3.875% 2031	8,025	8,120
United Technologies Corp. 3.95% 2025	5,290	6,040
Vertical Holdco GMBH 7.625% 2028[7]	5,335	5,545
Vertical U.S. Newco Inc. 5.25% 2027[7]	26,500	27,324
Virgin Australia Holdings Ltd. 7.875% 2021[7,13]	1,750	131
Wesco Aircraft Holdings, Inc. 8.50% 2024[7]	5,060	3,950
Wesco Aircraft Holdings, Inc. 9.00% 2026[7]	11,180	8,549
WESCO Distribution, Inc. 7.125% 2025[7]	11,055	11,926
WESCO Distribution, Inc. 7.25% 2028[7]	12,045	13,202
Westinghouse Air Brake Technologies Corp. 4.40% 2024[9]	2,241	2,447
XPO Logistics, Inc. 6.25% 2025[7]	2,895	3,082
		1,115,121
Consumer staples 0.64%
Albertsons Companies LLC 3.50% 2023[7]	8,019	8,157
Altria Group, Inc. 9.95% 2038	23,500	37,108
Altria Group, Inc. 5.80% 2039	21,295	26,884
Altria Group, Inc. 4.50% 2043	4,000	4,380
Altria Group, Inc. 5.95% 2049	17,533	23,211
Anheuser-Busch InBev NV 4.15% 2025	6,000	6,809
Anheuser-Busch InBev NV 4.00% 2028	8,025	9,241
Anheuser-Busch InBev NV 5.45% 2039	6,000	7,750
Anheuser-Busch InBev NV 4.95% 2042	9,095	11,056
Anheuser-Busch InBev NV 4.60% 2048	2,005	2,379
Anheuser-Busch InBev NV 5.55% 2049	10,378	13,960
Anheuser-Busch InBev NV 4.50% 2050	10,000	11,854
B&G Foods, Inc. 5.25% 2025	20,860	21,507
B&G Foods, Inc. 5.25% 2027	17,875	18,517
British American Tobacco International Finance PLC 3.95% 2025[7]	10,914	12,150
British American Tobacco International Finance PLC 1.668% 2026	8,990	9,037
British American Tobacco PLC 3.222% 2024	8,000	8,588
British American Tobacco PLC 3.215% 2026	8,308	8,941
British American Tobacco PLC 3.557% 2027	1,479	1,596
British American Tobacco PLC 2.259% 2028	9,610	9,588
British American Tobacco PLC 4.39% 2037	14,255	15,227
British American Tobacco PLC 4.54% 2047	35,820	37,611
British American Tobacco PLC 4.758% 2049	33,784	36,563
British American Tobacco PLC 5.282% 2050	5,000	5,765
Central Garden & Pet Co. 4.125% 2030	9,116	9,236
Conagra Brands, Inc. 4.30% 2024	3,760	4,199
Constellation Brands, Inc. 2.65% 2022	5,230	5,443
Constellation Brands, Inc. 3.20% 2023	2,060	2,173
Darling Ingredients Inc. 5.25% 2027[7]	10,080	10,704
Edgewell Personal Care Co. 5.50% 2028[7]	4,040	4,252
Energizer Holdings, Inc. 7.75% 2027[7]	7,910	8,597
The Income Fund of America — Page 27 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Energizer Holdings, Inc. 4.375% 2029[7]	$7,820	$7,906
H.J. Heinz Co. 3.875% 2027[7]	10,775	11,404
H.J. Heinz Co. 4.25% 2031[7]	6,180	6,709
H.J. Heinz Co. 4.625% 2039[7]	4,310	4,621
Imperial Tobacco Finance PLC 3.50% 2023[7]	10,000	10,468
JBS Investments GmbH II 7.00% 2026	13,200	14,124
JBS Investments GmbH II 7.00% 2026[7]	1,800	1,926
Keurig Dr Pepper Inc. 4.985% 2038	8,185	10,498
Kraft Heinz Co. 3.95% 2025	8,750	9,477
Molson Coors Brewing Co. 4.20% 2046	20,600	21,527
Nestle Skin Health SA, Term Loan B1, (3-month USD-LIBOR + 4.25%) 4.47% 2026[10,11]	29,774	29,513
Philip Morris International Inc. 2.375% 2022	5,035	5,209
Philip Morris International Inc. 2.625% 2022	8,405	8,649
Philip Morris International Inc. 0.875% 2026	10,101	10,055
Philip Morris International Inc. 1.75% 2030	9,986	9,851
Post Holdings, Inc. 5.00% 2026[7]	9,608	9,980
Post Holdings, Inc. 5.625% 2028[7]	9,680	10,230
Post Holdings, Inc. 5.50% 2029[7]	9,040	9,763
Post Holdings, Inc. 4.625% 2030[7]	22,245	22,857
Prestige Brands International Inc. 5.125% 2028[7]	8,162	8,494
Procter & Gamble Company 0.55% 2025	14,230	14,176
Procter & Gamble Company 1.20% 2030	12,175	12,047
Reynolds American Inc. 5.70% 2035	3,130	3,848
Reynolds American Inc. 5.85% 2045	18,028	21,983
TreeHouse Foods, Inc. 4.00% 2028	1,400	1,404
		669,202
Information technology 0.60%
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[10,11]	32,150	31,419
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2025[10,11]	1,585	1,598
Avaya Inc. 6.125% 2028[7]	10,425	10,731
Banff Merger Sub Inc. 9.75% 2026[7]	15,790	16,619
Black Knight Inc. 3.625% 2028[7]	3,590	3,639
BMC Software, Inc. 7.125% 2025[7]	2,395	2,571
BMC Software, Inc. 9.125% 2026[7]	12,152	12,957
Broadcom Inc. 3.625% 2024	20,000	21,834
Broadcom Inc. 3.15% 2025	12,000	12,951
Broadcom Inc. 4.25% 2026	79,271	89,221
Broadcom Ltd. 3.875% 2027	43,345	47,932
Broadcom Ltd. 3.50% 2028	3,701	3,982
CommScope Finance LLC 6.00% 2026[7]	26,850	27,889
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.938% 2023[10,11]	5,615	5,391
Diebold Nixdorf, Inc. 9.375% 2025[7]	27,550	29,289
Diebold, Inc. 8.50% 2024	6,150	5,612
Financial & Risk US Holdings, Inc. 6.25% 2026[7]	10,786	11,541
Financial & Risk US Holdings, Inc. 8.25% 2026[7]	10,000	10,912
Fiserv, Inc. 3.20% 2026	6,331	7,018
Fiserv, Inc. 2.65% 2030	11,509	12,229
Gartner, Inc. 4.50% 2028[7]	14,275	14,920
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[7]	10,990	11,610
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 3.895% 2024[10,11]	12,125	12,032
Microsoft Corp. 2.65% 2022	6,000	6,262
Microsoft Corp. 2.875% 2024	6,865	7,372
Microsoft Corp. 4.20% 2035	6,000	7,835
The Income Fund of America — Page 28 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.00% 2023[10,11]	$4,750	$4,689
Open Text Corp. 3.875% 2028[7]	7,250	7,377
Open Text Corp. 4.125% 2030[7]	8,025	8,341
PayPal Holdings, Inc. 2.65% 2026	5,910	6,432
PayPal Holdings, Inc. 2.30% 2030	3,300	3,465
Sabre GLBL Inc. 7.375% 2025[7]	12,925	13,203
Sabre Holdings Corp. 5.25% 2023[7]	550	540
Sabre Holdings Corp. 9.25% 2025[7]	4,900	5,408
Simon Property Group, LP 3.50% 2025	11,100	12,156
Simon Property Group, LP 2.65% 2030	12,125	12,141
Solera Holdings, Inc. 10.50% 2024[7]	8,085	8,405
Tempo Acquisition LLC 6.75% 2025[7]	9,384	9,534
Ultimate Software Group Inc., Term Loan, (3-month USD-LIBOR + 4.00%) 4.75% 2026[10,11]	2,775	2,763
Ultimate Software Group Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 7.50% 2027[10,11]	5,300	5,408
Unisys Corp. 6.875% 2027[7]	6,000	6,225
Veritas Holdings Ltd. 7.50% 2023[7]	19,303	19,277
Veritas Holdings Ltd. 10.50% 2024[7]	475	442
Veritas Holdings Ltd. 7.50% 2025[7]	20,685	21,003
Veritas US Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 6.50% 2025[10,11]	16,899	16,550
ViaSat, Inc. 5.625% 2027[7]	2,450	2,571
Visa Inc. 3.15% 2025	8,000	8,904
Xerox Corp. 4.125% 2023	3,589	3,742
Xerox Corp. 5.50% 2028[7]	22,100	21,859
		625,801
Real estate 0.39%
Alexandria Real Estate Equities, Inc. 3.95% 2028	975	1,116
Alexandria Real Estate Equities, Inc. 2.75% 2029	4,851	5,214
Alexandria Real Estate Equities, Inc. 3.375% 2031	2,375	2,657
Alexandria Real Estate Equities, Inc. 1.875% 2033	7,073	6,888
American Campus Communities, Inc. 4.125% 2024	24,700	26,722
American Campus Communities, Inc. 3.625% 2027	7,600	8,155
American Tower Corp. 3.55% 2027	2,525	2,814
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,693
Brookfield Property REIT Inc. 5.75% 2026[7]	46,995	39,094
Communications Sales & Leasing, Inc. 6.00% 2023[7]	10,625	10,784
Corporate Office Properties LP 5.25% 2024	9,150	10,045
Equinix, Inc. 2.90% 2026	1,144	1,232
Equinix, Inc. 1.80% 2027	3,699	3,759
Equinix, Inc. 1.55% 2028	3,175	3,169
Equinix, Inc. 3.20% 2029	1,552	1,688
Equinix, Inc. 3.00% 2050	1,824	1,783
Essex Portfolio LP 3.875% 2024	5,900	6,437
Essex Portfolio LP 3.50% 2025	1,920	2,112
Gaming and Leisure Properties, Inc. 3.35% 2024	2,526	2,572
Hospitality Properties Trust 4.25% 2021	1,240	1,228
Hospitality Properties Trust 7.50% 2025	5,224	5,480
Hospitality Properties Trust 3.95% 2028	1,990	1,566
Howard Hughes Corp. 5.375% 2025[7]	45,001	45,170
Howard Hughes Corp. 5.375% 2028[7]	46,380	46,757
Iron Mountain Inc. 4.875% 2027[4,7]	10,665	10,883
Iron Mountain Inc. 5.00% 2028[4,7]	15,096	15,429
Iron Mountain Inc. 5.25% 2028[4,7]	17,489	17,959
Iron Mountain Inc. 4.875% 2029[4,7]	16,282	16,380
The Income Fund of America — Page 29 of 45

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Iron Mountain Inc. 5.25% 2030[4,7]	$26,220	$26,941
Iron Mountain Inc. 4.50% 2031[4,7]	18,045	17,988
Medical Properties Trust, Inc. 5.00% 2027	23,785	24,932
QTS Realty Trust, Inc. 3.875% 2028[7]	8,850	8,879
Scentre Group 3.25% 2025[7]	10,365	10,906
Scentre Group 3.50% 2025[7]	5,455	5,775
Scentre Group 3.75% 2027[7]	3,000	3,200
Select Income REIT 4.15% 2022	1,035	1,045
Westfield Corp. Ltd. 3.15% 2022[7]	6,020	6,116
		404,568
Total corporate bonds, notes & loans		15,766,171
Mortgage-backed obligations 8.08% Federal agency mortgage-backed obligations 7.85%
Fannie Mae Pool #885290 6.00% 2021[14]	6	6
Fannie Mae Pool #932119 4.50% 2024[14]	404	426
Fannie Mae Pool #995265 5.50% 2024[14]	24	25
Fannie Mae Pool #AD8191 4.00% 2025[14]	183	194
Fannie Mae Pool #AB1066 4.00% 2025[14]	3	3
Fannie Mae Pool #AD6392 4.50% 2025[14]	358	380
Fannie Mae Pool #AD3149 4.50% 2025[14]	214	227
Fannie Mae Pool #AD5692 4.50% 2025[14]	192	204
Fannie Mae Pool #AD6119 4.50% 2025[14]	185	194
Fannie Mae Pool #AJ6967 3.00% 2026[14]	4,449	4,660
Fannie Mae Pool #AJ5522 3.00% 2026[14]	1,438	1,506
Fannie Mae Pool #AJ9387 3.00% 2026[14]	3	4
Fannie Mae Pool #AI6180 4.00% 2026[14]	55	58
Fannie Mae Pool #AH6941 4.00% 2026[14]	4	4
Fannie Mae Pool #888204 6.00% 2026[14]	364	406
Fannie Mae Pool #AL5603 3.00% 2027[14]	343	360
Fannie Mae Pool #MA1035 3.00% 2027[14]	82	86
Fannie Mae Pool #AK5169 3.00% 2027[14]	50	52
Fannie Mae Pool #AL2940 3.50% 2027[14]	328	351
Fannie Mae Pool #BM4533 4.00% 2027[14]	1,516	1,608
Fannie Mae Pool #AL4693 3.00% 2028[14]	15	16
Fannie Mae Pool #AU6794 3.00% 2028[14]	6	6
Fannie Mae Pool #MA3345 3.50% 2028[14]	123	130
Fannie Mae Pool #AL8241 3.00% 2029[14]	343	360
Fannie Mae Pool #AL8347 4.00% 2029[14]	463	492
Fannie Mae Pool #BM4299 3.00% 2030[14]	2,125	2,223
Fannie Mae Pool #BM1231 3.50% 2031[14]	324	346
Fannie Mae Pool #890805 4.00% 2031[14]	564	598
Fannie Mae Pool #BJ5674 3.00% 2033[14]	373	391
Fannie Mae Pool #BO9972 3.00% 2033	44	46
Fannie Mae Pool #MA3541 4.00% 2033[14]	387	411
Fannie Mae Pool #BJ6249 4.00% 2033[14]	229	248
Fannie Mae Pool #BM5494 4.00% 2033[14]	209	221
Fannie Mae Pool #254767 5.50% 2033[14]	170	200
Fannie Mae Pool #BP0033 2.50% 2034[14]	776	806
Fannie Mae Pool #BO7771 2.50% 2034[14]	513	533
Fannie Mae Pool #CA4891 3.00% 2034[14]	11,825	12,390
Fannie Mae Pool #MA3611 4.00% 2034[14]	192	204
Fannie Mae Pool #BN1085 4.00% 2034[14]	18	19
The Income Fund of America — Page 30 of 45

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4205 1.50% 2035[14]	$866,423	$884,945
Fannie Mae Pool #MA4178 1.50% 2035[14]	830,911	849,482
Fannie Mae Pool #MA4179 2.00% 2035[14]	100,000	103,772
Fannie Mae Pool #MA4206 2.00% 2035[14]	87,730	91,039
Fannie Mae Pool #735228 5.50% 2035[14]	153	180
Fannie Mae Pool #AS8554 3.00% 2036[14]	25,400	26,675
Fannie Mae Pool #BE4703 3.00% 2036[14]	818	871
Fannie Mae Pool #888795 5.50% 2036[14]	977	1,146
Fannie Mae Pool #256308 6.00% 2036[14]	261	308
Fannie Mae Pool #878099 6.00% 2036[14]	182	211
Fannie Mae Pool #880426 6.00% 2036[14]	63	70
Fannie Mae Pool #888637 6.00% 2037[14]	1,646	1,942
Fannie Mae Pool #950991 6.00% 2037[14]	569	664
Fannie Mae Pool #936999 6.00% 2037[14]	489	562
Fannie Mae Pool #941315 6.50% 2037[14]	121	141
Fannie Mae Pool #945832 6.50% 2037[14]	95	113
Fannie Mae Pool #995674 6.00% 2038[14]	938	1,104
Fannie Mae Pool #929964 6.00% 2038[14]	530	620
Fannie Mae Pool #AE0967 3.50% 2039[14]	147	159
Fannie Mae Pool #932274 4.50% 2039[14]	9,272	10,421
Fannie Mae Pool #AC0479 6.00% 2039[14]	313	364
Fannie Mae Pool #AE0443 6.50% 2039[14]	184	215
Fannie Mae Pool #AE4483 4.00% 2040[14]	2,300	2,513
Fannie Mae Pool #AE8073 4.00% 2040[14]	201	224
Fannie Mae Pool #AE9377 4.50% 2040[14]	17	18
Fannie Mae Pool #AH0861 4.50% 2040[14]	8	9
Fannie Mae Pool #AD4927 5.00% 2040[14]	2,518	2,901
Fannie Mae Pool #AE0828 3.50% 2041[14]	73	79
Fannie Mae Pool #AB4050 4.00% 2041[14]	309	346
Fannie Mae Pool #AJ4189 4.00% 2041[14]	202	226
Fannie Mae Pool #AJ4154 4.00% 2041[14]	197	221
Fannie Mae Pool #AJ0257 4.00% 2041[14]	81	91
Fannie Mae Pool #AB2470 4.50% 2041[14]	55	61
Fannie Mae Pool #AI8482 5.00% 2041[14]	163	187
Fannie Mae Pool #AI4836 5.00% 2041[14]	118	135
Fannie Mae Pool #AI5571 5.00% 2041[14]	112	127
Fannie Mae Pool #AI3422 5.00% 2041[14]	104	120
Fannie Mae Pool #AB5377 3.50% 2042[14]	22,284	24,566
Fannie Mae Pool #AO9140 3.50% 2042[14]	8,021	8,707
Fannie Mae Pool #AL2745 4.00% 2042[14]	1,559	1,744
Fannie Mae Pool #890407 4.00% 2042[14]	522	585
Fannie Mae Pool #AU3742 3.50% 2043[14]	14,957	16,364
Fannie Mae Pool #AU8813 4.00% 2043[14]	2,185	2,498
Fannie Mae Pool #AU9348 4.00% 2043[14]	1,554	1,778
Fannie Mae Pool #AU9350 4.00% 2043[14]	1,274	1,429
Fannie Mae Pool #AL8354 3.50% 2045[14]	8,644	9,550
Fannie Mae Pool #BC4764 3.00% 2046[14]	43,889	46,076
Fannie Mae Pool #BC0157 3.50% 2046[14]	37,868	41,667
Fannie Mae Pool #AL8522 3.50% 2046[14]	17,781	19,644
Fannie Mae Pool #BF0302 3.00% 2047[14]	17,613	18,641
Fannie Mae Pool #BH4084 3.50% 2047[14]	5,448	5,778
Fannie Mae Pool #CA0770 3.50% 2047[14]	808	860
Fannie Mae Pool #MA3121 4.00% 2047[14]	7,702	8,261
Fannie Mae Pool #BM4413 4.50% 2047[14]	9,496	10,299
The Income Fund of America — Page 31 of 45

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #947661 6.50% 2047[14]	$225	$243
Fannie Mae Pool #953823 7.00% 2047[14]	269	313
Fannie Mae Pool #947554 7.00% 2047[14]	139	162
Fannie Mae Pool #920015 7.00% 2047[14]	82	95
Fannie Mae Pool #257036 7.00% 2047[14]	17	19
Fannie Mae Pool #BF0293 3.00% 2048[14]	18,164	19,343
Fannie Mae Pool #BF0318 3.50% 2048[14]	18,002	19,446
Fannie Mae Pool #BJ3775 3.50% 2048[14]	12,942	13,708
Fannie Mae Pool #FM1784 4.00% 2048[14]	18,951	20,650
Fannie Mae Pool #CA1542 4.00% 2048[14]	12,727	13,987
Fannie Mae Pool #BK0920 4.00% 2048[14]	3,683	3,929
Fannie Mae Pool #BJ9252 4.00% 2048[14]	1,080	1,153
Fannie Mae Pool #BK0915 4.00% 2048[14]	323	345
Fannie Mae Pool #CA2493 4.50% 2048[14]	21	22
Fannie Mae Pool #CA4534 3.00% 2049[14]	63,835	69,179
Fannie Mae Pool #CA4756 3.00% 2049[14]	56,337	61,054
Fannie Mae Pool #CA3807 3.00% 2049[14]	3,123	3,411
Fannie Mae Pool #CA3806 3.00% 2049[14]	1,660	1,822
Fannie Mae Pool #CA4156 3.50% 2049[14]	182,683	197,950
Fannie Mae Pool #CA4804 3.50% 2049[14]	72,666	79,144
Fannie Mae Pool #CA4112 3.50% 2049[14]	70,119	78,060
Fannie Mae Pool #CA3814 3.50% 2049[14]	62,913	70,038
Fannie Mae Pool #CA4802 3.50% 2049[14]	53,871	59,515
Fannie Mae Pool #FM2092 3.50% 2049[14]	37,906	41,452
Fannie Mae Pool #FM1954 3.50% 2049[14]	11,933	12,840
Fannie Mae Pool #FM1589 3.50% 2049[14]	7,421	7,985
Fannie Mae Pool #MA3686 3.50% 2049	519	519
Fannie Mae Pool #CA3976 4.00% 2049[14]	146,254	159,950
Fannie Mae Pool #CA3184 4.00% 2049[14]	25,480	27,909
Fannie Mae Pool #CA4432 4.00% 2049[14]	14,323	15,665
Fannie Mae Pool #FM1668 4.00% 2049[14]	10,001	10,938
Fannie Mae Pool #MA4183 2.50% 2050[14]	11,156	11,646
Fannie Mae Pool #MA3939 3.50% 2050[14]	—[8]	—[8]
Fannie Mae Pool #BF0167 3.00% 2057[14]	1,260	1,367
Fannie Mae Pool #BF0264 3.50% 2058[14]	21,326	23,608
Fannie Mae Pool #BF0332 3.00% 2059[14]	111,901	121,414
Fannie Mae, Series 2001-4, Class NA, 9.012% 2025[11,14]	—[8]	—[8]
Fannie Mae, Series 2001-4, Class GA, 9.114% 2025[11,14]	1	1
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[14]	1,689	1,972
Fannie Mae, Series 2007-24, Class P, 6.00% 2037[14]	778	923
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[14]	166	197
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[14]	152	175
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[14]	117	144
Fannie Mae, Series 2002-W1, Class 2A, 5.525% 2042[11,14]	329	369
Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 2022[11,14]	2,390	2,452
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[14]	5,454	5,550
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[14]	3,594	3,665
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 2023[11,14]	5,869	6,232
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[11,14]	6,611	7,071
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[11,14]	7,587	8,224
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.487% 2024[11,14]	7,177	7,778
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.477% 2026[11,14]	16,665	18,168
Freddie Mac Pool #ZS8443 3.00% 2026[14]	61	64
Freddie Mac Pool #ZK3536 3.50% 2026[14]	15	16
The Income Fund of America — Page 32 of 45

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #ZK7580 3.00% 2027[14]	$1,097	$1,163
Freddie Mac Pool #ZS7297 3.00% 2027[14]	8	9
Freddie Mac Pool #ZS7102 3.00% 2028[14]	5,787	6,071
Freddie Mac Pool #ZK7590 3.00% 2029[14]	8,061	8,510
Freddie Mac Pool #ZK7593 3.00% 2029[14]	3,718	3,932
Freddie Mac Pool #J38004 3.00% 2032[14]	1,243	1,333
Freddie Mac Pool #J38387 3.00% 2033[14]	53	56
Freddie Mac Pool #SB8078 1.50% 2035[14]	935,734	955,738
Freddie Mac Pool #SB8073 1.50% 2035[14]	593,090	605,769
Freddie Mac Pool #G04805 4.50% 2035[14]	4,640	5,116
Freddie Mac Pool #K93766 3.00% 2036[14]	620	661
Freddie Mac Pool #K93772 3.00% 2036[14]	527	565
Freddie Mac Pool #G04553 6.50% 2038[14]	464	529
Freddie Mac Pool #G08353 4.50% 2039[14]	407	457
Freddie Mac Pool #A87892 5.00% 2039[14]	863	996
Freddie Mac Pool #A87873 5.00% 2039[14]	421	486
Freddie Mac Pool #G05937 4.50% 2040[14]	9,733	10,897
Freddie Mac Pool #A97342 4.00% 2041[14]	542	582
Freddie Mac Pool #Q02676 4.50% 2041[14]	996	1,121
Freddie Mac Pool #Q01746 4.50% 2041[14]	720	803
Freddie Mac Pool #Q02849 4.50% 2041[14]	694	770
Freddie Mac Pool #A96488 5.00% 2041[14]	50	57
Freddie Mac Pool #G07221 4.50% 2042[14]	1,477	1,660
Freddie Mac Pool #G07189 4.50% 2042[14]	914	1,028
Freddie Mac Pool #Q23190 4.00% 2043[14]	2,750	3,084
Freddie Mac Pool #Q23185 4.00% 2043[14]	1,750	2,002
Freddie Mac Pool #Z40130 3.00% 2046[14]	8,117	8,942
Freddie Mac Pool #G60559 4.00% 2046[14]	12,863	14,075
Freddie Mac Pool #V82662 4.00% 2046[14]	10,352	11,328
Freddie Mac Pool #Q44400 4.00% 2046[14]	8,114	8,880
Freddie Mac Pool #Q41909 4.50% 2046[14]	5,349	5,867
Freddie Mac Pool #Q41090 4.50% 2046[14]	1,634	1,785
Freddie Mac Pool #G61733 3.00% 2047[14]	10,440	11,410
Freddie Mac Pool #Q50029 3.50% 2047[14]	20,063	21,248
Freddie Mac Pool #Q52216 3.50% 2047[14]	14,981	15,881
Freddie Mac Pool #G08792 3.50% 2047[14]	14,184	15,046
Freddie Mac Pool #Q52157 3.50% 2047[14]	1,024	1,085
Freddie Mac Pool #G61628 3.50% 2048[14]	1,405	1,535
Freddie Mac Pool #SI2002 4.00% 2048[14]	4,939	5,284
Freddie Mac Pool #SD0045 4.50% 2048[14]	36,336	40,393
Freddie Mac Pool #Q63663 3.00% 2049[14]	10,494	11,410
Freddie Mac Pool #QA5125 3.50% 2049[14]	36,078	39,857
Freddie Mac Pool #SD7508 3.50% 2049[14]	28,395	31,370
Freddie Mac Pool #SD7503 3.50% 2049[14]	8,182	8,870
Freddie Mac Pool #RA1744 4.00% 2049[14]	71,587	78,291
Freddie Mac Pool #ZN3568 4.50% 2049[14]	27	29
Freddie Mac Pool #RA2596 2.50% 2050[14]	21,209	22,452
Freddie Mac Pool #RA1914 3.00% 2050[14]	54,398	58,324
Freddie Mac Pool #RA2020 3.00% 2050[14]	12,689	13,605
Freddie Mac, Series 3257, Class PA, 5.50% 2036[14]	1,641	1,914
Freddie Mac, Series 3286, Class JN, 5.50% 2037[14]	1,290	1,449
Freddie Mac, Series 3318, Class JT, 5.50% 2037[14]	774	881
Freddie Mac, Series K036, Class A1, Multi Family, 2.777% 2023[14]	4,731	4,875
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[11,14]	5,913	6,645
The Income Fund of America — Page 33 of 45

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[14]	$11,055	$12,360
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[14]	6,340	7,181
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[14]	7,695	8,749
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[14]	4,164	4,963
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[11,14]	12,150	12,855
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[14]	11,958	12,683
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[11,14]	11,432	12,107
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[14]	1,459	1,555
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[11,14]	11,360	12,128
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[11,14]	2,808	3,061
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[14]	2,272	2,532
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[14]	5,820	6,295
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[14]	14,288	15,503
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[14]	8,155	8,695
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[14]	3,991	4,231
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[14]	18,652	18,775
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[14]	3,140	3,228
Government National Mortgage Assn. 4.00% 2048[14]	14,020	15,105
Government National Mortgage Assn. 4.00% 2048[14]	12,020	13,050
Government National Mortgage Assn. 4.00% 2048[14]	3,897	4,315
Government National Mortgage Assn. 2.00% 2050[14,15]	237,782	246,271
Government National Mortgage Assn. 2.50% 2050[14,15]	102,969	107,594
Government National Mortgage Assn. 2.00% 2051[14,15]	319,693	330,483
Government National Mortgage Assn. Pool #783687 4.50% 2041[14]	547	593
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[14]	20,861	22,191
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[14]	3,410	3,632
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[14]	21,039	22,839
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[14]	9,068	9,762
Government National Mortgage Assn. Pool #MA6995 2.50% 2050[14]	10,615	11,137
Uniform Mortgage-Backed Security 1.50% 2035[14,15]	769,775	784,870
Uniform Mortgage-Backed Security 2.00% 2035[14,15]	455,650	471,918
Uniform Mortgage-Backed Security 2.00% 2050[14,15]	32,605	33,544
Uniform Mortgage-Backed Security 2.50% 2050[14,15]	38,842	40,409
Uniform Mortgage-Backed Security 3.00% 2050[14,15]	24,040	25,127
Uniform Mortgage-Backed Security 3.50% 2050[14,15]	42,000	44,357
Uniform Mortgage-Backed Security 4.00% 2050[14,15]	51,788	55,312
Uniform Mortgage-Backed Security 4.50% 2050[14,15]	1,124	1,215
Uniform Mortgage-Backed Security 2.00% 2051[14,15]	171,141	175,714
Uniform Mortgage-Backed Security 2.50% 2051[14,15]	180,000	187,031
		8,252,481
Collateralized mortgage-backed obligations (privately originated) 0.12%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[7,11,14]	7,979	8,077
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[7,14]	1,270	1,278
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.748% 2029[7,11,14]	10,160	10,005
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[7,14]	3,391	3,501
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[7,11,14]	2,764	2,863
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 2048[7,11,14]	1,537	1,599
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[7,11,14]	2,290	2,364
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 2029[7,11,14]	4,293	4,341
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 2029[7,11,14]	1,045	1,059
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M3, 3.257% 2029[7,11,14]	535	530
The Income Fund of America — Page 34 of 45

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[7,11,14]	$2,277	$2,364
Citigroup Mortgage Loan Trust Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[7,11,14]	3,930	3,960
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 2035[14]	2,198	1,741
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 3.187% 2047[11,14]	1,698	1,472
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[7,14]	10,960	11,289
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[14]	453	473
Finance of America HECM Buyout, Series 2019-HB1, Class M1, 2.105% 2030[7,11,14]	3,100	3,115
Finance of America HECM Buyout, Series 2020-HB1, Class M2, 2.389% 2030[7,11,14]	1,000	980
Finance of America HECM Buyout, Series 2020-HB1, Class M3, 2.723% 2030[7,11,14]	507	487
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 2049[7,14]	1,151	1,157
Finance of America HECM Buyout, Series 2019-AB1, Class M1, 3.50% 2049[7,14]	4,007	4,021
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[7,14]	11,034	11,822
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[7,14]	10,760	11,628
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.457% 2036[11,14]	2,458	2,395
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[14]	560	627
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 2050[7,11,14]	3,416	3,537
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 2050[7,11,14]	987	1,022
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[7,11,14]	942	975
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[7,11,14]	3,673	3,711
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[7,11,14]	2,000	2,019
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.899% 2052[7,11,14]	3,501	3,507
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[7,11,14]	2,166	2,251
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[7,11,14]	3,499	3,587
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[7,11,14]	2,779	2,800
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A3, 3.754% 2049[7,11,14]	4,089	4,103
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 3.429% 2036[11,14]	1,609	1,332
		121,992
Commercial mortgage-backed securities 0.11%
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[14]	240	276
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[14]	1,810	2,123
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[14]	2,403	2,691
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[14]	310	346
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[14]	480	547
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[11,14]	5,772	6,789
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[14]	3,772	3,998
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[14]	5,996	7,119
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[14]	3,146	3,296
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[11,14]	1,844	2,226
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[14]	500	547
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[14]	1,440	1,595
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 2045[7,14]	925	904
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[7,11,14]	668	701
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[14]	800	867
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.565% 2048[11,14]	437	429
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[11,14]	650	681
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[14]	400	436
GS Mortgage Securities Corp. II, Series 2011-GC5, Class B, 5.388% 2044[7,11,14]	1,134	1,127
GS Mortgage Securities Corp. II, Series 2017-GS7, Class A4, 3.43% 2050[14]	940	1,056
GS Mortgage Securities Corp. II, Series 2020-GC47, Class A5, 2.377% 2053[14]	11,815	12,490
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[14]	240	279
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[14]	7,735	8,421
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[14]	1,510	1,705
The Income Fund of America — Page 35 of 45

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 2031[7,14]	$1,850	$1,927
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[11,14]	4,810	5,409
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[7,14]	1,447	1,428
Manhattan West, Series 2020-OMW, Class A, 2.13% 2039[7,14]	15,628	16,145
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[14]	4,811	5,226
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 2048[14]	960	1,038
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 2049[14]	580	655
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[7,14]	6,370	6,447
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[14]	1,550	1,728
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.608% 2049[11,14]	446	426
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 2048[14]	5,755	6,304
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.101% 2048[11,14]	470	457
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 2049[14]	750	742
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[14]	285	309
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[14]	6,015	6,826
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[14]	2,405	2,672
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[14]	500	555
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[14]	480	542
		119,485
Total mortgage-backed obligations		8,493,958
U.S. Treasury bonds & notes 2.67% U.S. Treasury 2.23%
U.S. Treasury 1.375% 2021	94,000	94,297
U.S. Treasury 2.25% 2021	100,000	101,063
U.S. Treasury 2.625% 2021	100,000	101,754
U.S. Treasury 2.75% 2021	20,000	20,454
U.S. Treasury 0.125% 2022	125,000	124,937
U.S. Treasury 1.375% 2022	50,000	50,767
U.S. Treasury 2.125% 2022	28,000	29,184
U.S. Treasury 1.625% 2023	21,000	21,758
U.S. Treasury 2.375% 2023	10,000	10,495
U.S. Treasury 2.75% 2023	66,300	70,949
U.S. Treasury 2.75% 2023	10,000	10,641
U.S. Treasury 6.25% 2023	14,000	16,361
U.S. Treasury 1.75% 2024	20,000	21,089
U.S. Treasury 2.125% 2024	10,000	10,642
U.S. Treasury 0.25% 2025	529,867	527,118
U.S. Treasury 0.375% 2025	273,300	273,783
U.S. Treasury 2.00% 2025[16]	159,000	171,316
U.S. Treasury 1.625% 2026	30,000	31,885
U.S. Treasury 1.625% 2026	20,000	21,301
U.S. Treasury 0.50% 2027	25,000	24,788
U.S. Treasury 2.875% 2028	28,000	32,499
U.S. Treasury 0.625% 2030	170,797	166,807
U.S. Treasury 1.50% 2030	31,651	33,554
U.S. Treasury 2.875% 2046	27,970	35,673
U.S. Treasury 2.875% 2049	50,000	64,323
U.S. Treasury 1.25% 2050	60,450	54,562
U.S. Treasury 1.375% 2050[16]	209,968	195,696
U.S. Treasury 2.00% 2050	20,000	21,639
		2,339,335
The Income Fund of America — Page 36 of 45

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 0.44%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.625% 2024[17]	$66,830	$70,669
U.S. Treasury Inflation-Protected Security 0.25% 2029[17]	12,751	14,100
U.S. Treasury Inflation-Protected Security 1.00% 2049[16,17]	147,227	198,020
U.S. Treasury Inflation-Protected Security 0.25% 2050[17]	156,383	178,395
		461,184
Total U.S. Treasury bonds & notes		2,800,519
Asset-backed obligations 0.37%
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[7,14]	2,880	2,969
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[7,14]	1,671	1,759
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[7,14]	5,663	5,733
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[7,14]	1,453	1,477
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[7,14]	4,605	4,696
American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.15% 2024[7,14]	1,800	1,809
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[7,14]	5,529	5,602
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[14]	450	472
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[7,14]	26,294	26,639
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[7,14]	6,551	6,628
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[7,14]	8,857	8,925
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[7,14]	967	979
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[7,11,14]	1,676	1,702
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[7,14]	1,040	1,062
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[7,14]	1,040	1,064
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[7,14]	1,575	1,608
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[7,14]	3,805	3,923
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[7,14]	2,223	2,272
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 0.288% 2037[11,14]	536	513
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 0.298% 2037[11,14]	973	938
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[14]	3,375	3,412
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[14]	15,145	15,610
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[14]	6,350	6,537
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[14]	12,390	12,889
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[7,14]	1,100	1,123
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[7,14]	2,395	2,457
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[7,14]	3,205	3,278
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[7,14]	5,950	6,180
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[7,14]	1,961	1,974
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 2023[7,14]	3,719	3,746
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[7,14]	7,000	7,154
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[7,14]	3,570	3,655
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[14]	1,872	1,877
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[7,14]	7,000	7,200
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[7,14]	8,000	8,366
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[14]	1,786	1,788
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[7,14]	16,989	16,953
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[7,14]	9,500	9,771
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[7,14]	10,105	10,869
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[7,14]	5,634	6,142
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[7,14]	34,011	35,618
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[7,14]	6,605	7,218
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[7,14]	12,174	12,179
The Income Fund of America — Page 37 of 45

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[7,14]	$16,000	$16,051
GM Financial Automobile Leasing Trust, Series 2020-2, Class B, 1.56% 2024[14]	834	849
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[14]	696	722
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[14]	984	1,023
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 2023[14]	605	618
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A, 3.29% 2023[7,14]	985	988
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[7,14]	1,581	1,590
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A, 4.03% 2024[7,14]	572	577
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[7,14]	1,241	1,248
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[7,14]	3,060	3,138
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[7,14]	1,895	1,955
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[14]	4,138	4,317
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[14]	4,350	4,499
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[14]	21,000	22,518
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[14]	7,296	7,314
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[14]	4,422	4,433
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[7,14]	1,284	1,304
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 1.267% 2025[7,11,14]	1,696	1,693
Textainer Marine Containers Ltd., Series 2020-2A, Class A, 2.10% 2045[7,14]	2,367	2,368
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[7,14]	3,374	3,383
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[7,14]	6,549	6,560
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 2025[14]	9,025	9,255
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 2026[14]	28,000	28,917
		392,086
Municipals 0.33% Illinois 0.33%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	53,770	55,223
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	28,045	28,928
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	11,385	11,304
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	910	922
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 2039	2,630	2,770
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2026	2,440	2,728
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	4,880	5,370
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2034	1,085	1,176
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2031	2,170	2,376
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	2,990	3,160
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	2,170	2,336
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	8,615	9,082
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	1,630	1,823
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2028	1,900	2,369
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	950	1,168
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	540	601
The Income Fund of America — Page 38 of 45

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Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	$540	$660
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	540	598
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2031	1,085	1,319
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2032	1,085	1,312
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2033	540	650
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2034	620	672
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	2,415	3,016
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	1,630	2,014
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2031	1,085	738
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	1,470	1,481
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	4,155	4,207
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	800	943
G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	10,090	10,425
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033	156,480	156,823
G.O. Bonds, Series 2013-B, 4.91% 2027	3,230	3,253
G.O. Bonds, Series 2019-A, 4.00% 2023	12,000	12,316
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	4,560	5,028
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	595	637
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 6.725% 2035	4,500	4,982
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 2035	1,020	1,157
		343,567
Bonds & notes of governments & government agencies outside the U.S. 0.13%
Abu Dhabi (Emirate of) 2.50% 2025[7]	23,000	24,445
Abu Dhabi (Emirate of) 3.125% 2030[7]	23,000	25,653
Abu Dhabi (Emirate of) 1.70% 2031[7]	5,045	4,992
Abu Dhabi (Emirate of) 3.875% 2050[7]	15,700	18,685
CPPIB Capital Inc. 2.375% 2021[7]	8,000	8,041
Paraguay (Republic of) 4.625% 2023	17,130	18,149
Paraguay (Republic of) 5.00% 2026	8,750	9,988
Paraguay (Republic of) 4.95% 2031	19,540	22,862
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[7]	3,060	3,320
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[7]	790	900
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[7]	2,310	2,695
		139,730
Federal agency bonds & notes 0.04%
Fannie Mae 6.25% 2029	32,000	45,803
Total bonds, notes & other debt instruments (cost: $27,443,835,000)		27,981,834
The Income Fund of America — Page 39 of 45

unaudited
Short-term securities 8.04% Money market investments 8.04%	Shares	Value (000)
Capital Group Central Cash Fund 0.11%[4,18]	84,197,757	$8,420,618
BlackRock Liquidity Funds – FedFund, Institutional Shares (0.01)%[18,19]	8,600,000	8,600
Goldman Sachs Financial Square Government Fund, Institutional Shares 0%[18,19]	8,600,000	8,600
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.01%[18,19]	4,279,205	4,279
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[18,19]	2,600,000	2,600
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.02%[18,19]	1,300,000	1,300
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.02%[18,19]	500,000	500
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[18,19]	100,000	100
		8,446,597
Total short-term securities (cost: $8,445,104,000)		8,446,597
Total investment securities 104.29% (cost: $93,610,192,000)		109,591,455
Other assets less liabilities (4.29)%		(4,509,837)
Net assets 100.00%		$105,081,618
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[20] (000)	Value at 10/31/2020[21] (000)	Unrealized appreciation (depreciation) at 10/31/2020 (000)
2 Year U.S. Treasury Note Futures	Long	4,246	January 2021	$849,200	$937,702	$5
5 Year U.S. Treasury Note Futures	Long	32,870	January 2021	3,287,000	4,128,523	(8,900)
10 Year U.S. Treasury Note Futures	Long	908	December 2020	90,800	125,503	(799)
10 Year Ultra U.S. Treasury Note Futures	Short	8,513	December 2020	(851,300)	(1,338,935)	16,736
30 Year Ultra U.S. Treasury Bond Futures	Long	300	December 2020	30,000	64,500	(672)
						$6,370
Investments in affiliates4

	Value of affiliates at 8/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2020 (000)	Dividend or interest income (000)
Common stocks 3.18%
Health care 0.03%
Rotech Healthcare Inc.[1,2,5,6]	$28,245	$—	$—	$—	$3,259	$31,504	$—
Consumer discretionary 0.13%
Domino’s Pizza Group PLC[1]	127,913	—	—	—	3,841	131,754	2,234
Industrials 0.05%
Associated Materials Group Inc.[1,2,5]	—	49,614	—	—	—	49,614	—
Real estate 0.94%
Gaming and Leisure Properties, Inc. REIT	490,940	6,395	—	—	1,659	498,994	8,135
Iron Mountain Inc. REIT	526,025	—	—	—	(39,745)	486,280	11,541
						985,274
Utilities 1.35%
AES Corp.	567,458	—	—	—	159,096	726,554	5,339
Brookfield Infrastructure Partners LP	678,586	—	—	—	15,948	694,534	7,873
						1,421,088
The Income Fund of America — Page 40 of 45

unaudited
Investments in affiliates4  (continued)

	Value of affiliates at 8/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 10/31/2020 (000)	Dividend or interest income (000)
Communication services 0.66%
Koninklijke KPN NV1	$554,793	$—	$—	$—	$25,410	$580,203	$—
HKBN Ltd.[1]	122,079	—	—	—	(7,798)	114,281	—
						694,484
Energy 0.02%
Ascent Resources - Utica, LLC, Class A1,2,5,6	22,043	—	—	—	1,102	23,145	—
Chesapeake Energy Corp.[2]	—	—	—	—	—	—	—
						23,145
Total common stocks						3,336,863
Convertible stocks 0.08%
Financials 0.08%
KKR & Co. Inc., Series C, convertible preferred shares, 6.00%	—	85,554	—	—	2,572	88,126	—
Bonds, notes & other debt instruments 0.16%
Utilities 0.06%
AES Corp. 3.30% 2025[7]	19,301	—	—	—	207	19,508	148
AES Corp. 5.50% 2025	20,935	—	—	—	(82)	20,853	310
AES Corp. 6.00% 2026	12,712	—	—	—	(121)	12,591	137
AES Corp. 5.125% 2027	12,433	—	—	—	(120)	12,313	108
AES Corp. 3.95% 2030[7,22]	9,293	—	9,321	705	(677)	—	12
						65,265
Energy 0.00%
Ascent Resources - Utica LLC[7,22]	5,922	—	2,772	(50)	1,966	—	152
						—
Real estate 0.10%
Iron Mountain Inc. 4.875% 2027[7]	11,109	—	—	—	(226)	10,883	134
Iron Mountain Inc. 5.00% 2028[7]	15,643	—	—	—	(214)	15,429	189
Iron Mountain Inc. 5.25% 2028[7]	18,404	—	—	—	(445)	17,959	234
Iron Mountain Inc. 4.875% 2029[7]	16,978	—	—	—	(598)	16,380	207
Iron Mountain Inc. 5.25% 2030[7]	20,876	6,707	—	—	(642)	26,941	280
Iron Mountain Inc. 4.50% 2031[7]	—	18,045	—	—	(57)	17,988	165
						105,580
Health care 0.00%
Rotech Healthcare Inc., Term Loan[1,5,10,11,12,22]	25,677	853	—	—	—	—	879
						—
Total bonds, notes & other debt instruments						170,845
Short-term securities 8.02%
Money market investments 8.02%
Capital Group Central Cash Fund 0.11%[18]	9,800,686	2,227,737	3,607,805	(70)	70	8,420,618	3,270
Total 11.44%				$585	$164,405	$12,016,452	$41,347
The Income Fund of America — Page 41 of 45

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $17,676,304,000, which represented 16.82% of the net assets of the fund. This amount includes $17,519,376,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $79,290,000, which represented .08% of the net assets of the fund.
[4]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,967,915,000, which represented 6.63% of the net assets of the fund.
[8]	Amount less than one thousand.
[9]	Step bond; coupon rate may change at a later date.
[10]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $318,100,000, which represented .30% of the net assets of the fund.
[11]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[12]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[13]	Scheduled interest and/or principal payment was not received.
[14]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[15]	Purchased on a TBA basis.
[16]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $23,770,000, which represented .02% of the net assets of the fund.
[17]	Index-linked bond whose principal amount moves with a government price index.
[18]	Rate represents the seven-day yield at 10/31/2020.
[19]	Security purchased with cash collateral from securities on loan.
[20]	Notional amount is calculated based on the number of contracts and notional contract size.
[21]	Value is calculated based on the notional amount and current market price.
[22]	Unaffiliated issuer at 10/31/2020.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	11/26/2014	$19,660	$31,504.03%
Ascent Resources - Utica, LLC, Class A	4/25/2016-11/15/2016	56,848	23,145.02
Advanz Pharma Corp. Ltd.	8/31/2018	12,176	4,684.01
Total private placement securities		$88,684	$59,333.06%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
The Income Fund of America — Page 42 of 45

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $4,243,467,000. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. As of October 31, 2020, the fund did not have any credit default swaps. The average month-end notional amount of credit default swaps while held was $588,667,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
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unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of October 31, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$7,287,515	$2,547,931	$—	$9,835,446
Financials	8,741,661	1,019,713	—	9,761,374
Health care	5,153,483	3,963,096	31,504	9,148,083
Consumer staples	6,790,284	1,909,463	—	8,699,747
Industrials	6,116,652	1,385,151	49,614	7,551,417
Real estate	5,849,267	900,928	—	6,750,195
Utilities	3,819,250	1,666,454	—	5,485,704
Materials	2,903,471	1,475,360	—	4,378,831
Consumer discretionary	3,409,362	531,087	302	3,940,751
Communication services	2,083,283	1,783,559	6	3,866,848
Energy	1,983,413	243,518	26,843	2,253,774
Preferred securities	220,309	96,577	—	316,886
Rights & warrants	—	276	—	276
Convertible stocks	1,173,231	—	—	1,173,231
Convertible bonds & notes	—	—	461	461
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	—	15,739,615	26,556	15,766,171
Mortgage-backed obligations	—	8,493,958	—	8,493,958
U.S. Treasury bonds & notes	—	2,800,519	—	2,800,519
Asset-backed obligations	—	392,086	—	392,086
Municipals	—	343,567	—	343,567
Bonds & notes of governments & government agencies outside the U.S.	—	139,730	—	139,730
Federal agency bonds & notes	—	45,803	—	45,803
Short-term securities	8,446,597	—	—	8,446,597
Total	$63,977,778	$45,478,391	$135,286	$109,591,455
The Income Fund of America — Page 44 of 45

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$16,741	$—	$—	$16,741
Liabilities:
Unrealized depreciation on futures contracts	(10,371)	—	—	(10,371)
Total	$6,370	$—	$—	$6,370
*	Futures contracts are not included in the investment portfolio.

Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFP1-006-1220O-S78124	The Income Fund of America — Page 45 of 45